UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Address of principal executive offices)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2017
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 56.9%

                 AEROSPACE & DEFENSE - 2.5%
         12,787  General Dynamics Corp...............................................  $    2,628,751
         35,260  HEICO Corp..........................................................       3,166,701
         13,609  Huntington Ingalls Industries, Inc..................................       3,081,622
          9,126  Lockheed Martin Corp................................................       2,831,707
          9,870  Northrop Grumman Corp...............................................       2,839,796
         15,686  Raytheon Co.........................................................       2,926,694
                                                                                       --------------
                                                                                           17,475,271
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.8%
         36,882  CH Robinson Worldwide, Inc..........................................       2,806,720
         44,845  Expeditors International of Washington, Inc.........................       2,684,422
                                                                                       --------------
                                                                                            5,491,142
                                                                                       --------------

                 AUTO COMPONENTS - 0.8%
        133,523  Gentex Corp.........................................................       2,643,755
         17,830  Lear Corp...........................................................       3,086,017
                                                                                       --------------
                                                                                            5,729,772
                                                                                       --------------

                 BANKS - 2.7%
         30,527  Bank of Hawaii Corp.................................................       2,544,730
         66,744  Cathay General Bancorp..............................................       2,683,109
        101,890  CenterState Bank Corp...............................................       2,730,652
         44,571  Commerce Bancshares, Inc............................................       2,574,866
         68,091  First Interstate BancSystem, Inc....................................       2,604,481
         63,103  First Merchants Corp................................................       2,709,012
         29,555  South State Corp....................................................       2,661,428
                                                                                       --------------
                                                                                           18,508,278
                                                                                       --------------

                 BEVERAGES - 0.7%
         56,479  Coca-Cola (The) Co..................................................       2,542,120
         27,801  Dr. Pepper Snapple Group, Inc.......................................       2,459,554
                                                                                       --------------
                                                                                            5,001,674
                                                                                       --------------

                 BUILDING PRODUCTS - 0.8%
         44,967  A.O. Smith Corp.....................................................       2,672,389
         38,823  Fortune Brands Home & Security, Inc.................................       2,610,070
                                                                                       --------------
                                                                                            5,282,459
                                                                                       --------------

                 CAPITAL MARKETS - 3.1%
          6,001  BlackRock, Inc......................................................       2,682,987
         20,225  CME Group, Inc......................................................       2,744,128
         15,244  FactSet Research Systems, Inc.......................................       2,745,597
         56,554  Franklin Resources, Inc.............................................       2,517,218
         38,424  Intercontinental Exchange, Inc......................................       2,639,729
         12,596  MarketAxess Holdings, Inc...........................................       2,324,088
         32,334  Morningstar, Inc....................................................       2,748,067
         34,132  T. Rowe Price Group, Inc............................................       3,094,066
                                                                                       --------------
                                                                                           21,495,880
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 CHEMICALS - 1.5%
         17,705  Air Products & Chemicals, Inc.......................................  $    2,677,350
         18,763  International Flavors & Fragrances, Inc.............................       2,681,420
          5,498  NewMarket Corp......................................................       2,340,774
          7,217  Sherwin-Williams (The) Co...........................................       2,583,975
                                                                                       --------------
                                                                                           10,283,519
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.8%
         20,099  Cintas Corp.........................................................       2,899,884
         62,220  Rollins, Inc........................................................       2,870,831
                                                                                       --------------
                                                                                            5,770,715
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.7%
         80,926  Cisco Systems, Inc..................................................       2,721,541
         32,765  InterDigital, Inc...................................................       2,416,419
                                                                                       --------------
                                                                                            5,137,960
                                                                                       --------------

                 DISTRIBUTORS - 0.7%
         27,306  Genuine Parts Co....................................................       2,611,819
         21,545  Pool Corp...........................................................       2,330,523
                                                                                       --------------
                                                                                            4,942,342
                                                                                       --------------

                 DIVERSIFIED CONSUMER SERVICES - 0.4%
         75,723  Service Corp. International.........................................       2,612,443
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 1.2%
         42,485  Emerson Electric Co.................................................       2,669,757
         22,383  Hubbell, Inc........................................................       2,596,876
         15,641  Rockwell Automation, Inc............................................       2,787,383
                                                                                       --------------
                                                                                            8,054,016
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
         34,310  Amphenol Corp., Class A.............................................       2,903,998
         84,294  Corning, Inc........................................................       2,522,076
         73,082  FLIR Systems, Inc...................................................       2,843,621
         15,350  Littelfuse, Inc.....................................................       3,006,758
         32,193  TE Connectivity, Ltd................................................       2,673,951
                                                                                       --------------
                                                                                           13,950,404
                                                                                       --------------

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.7%
         19,133  PS Business Parks, Inc..............................................       2,554,255
         12,148  Public Storage......................................................       2,599,551
                                                                                       --------------
                                                                                            5,153,806
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 0.8%
         31,484  CVS Health Corp.....................................................       2,560,279
         33,467  Wal-Mart Stores, Inc................................................       2,615,111
                                                                                       --------------
                                                                                            5,175,390
                                                                                       --------------

                 FOOD PRODUCTS - 2.0%
         74,258  Hormel Foods Corp...................................................       2,386,652
         19,178  J&J Snack Foods Corp................................................       2,518,071


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 FOOD PRODUCTS (CONTINUED)
         25,973  McCormick & Co., Inc................................................  $    2,665,869
         21,902  Sanderson Farms, Inc................................................       3,537,611
         40,442  Tyson Foods, Inc., Class A..........................................       2,849,139
                                                                                       --------------
                                                                                           13,957,342
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
         30,016  Danaher Corp........................................................       2,574,773
         18,252  Stryker Corp........................................................       2,592,149
                                                                                       --------------
                                                                                            5,166,922
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.7%
         32,509  Cardinal Health, Inc................................................       2,175,502
         13,662  UnitedHealth Group, Inc.............................................       2,675,703
                                                                                       --------------
                                                                                            4,851,205
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.7%
         50,361  Cheesecake Factory (The), Inc.......................................       2,121,205
         15,146  Cracker Barrel Old Country Store, Inc...............................       2,296,437
         67,457  International Speedway Corp., Class A...............................       2,428,452
         43,440  Starbucks Corp......................................................       2,333,162
         12,487  Vail Resorts, Inc...................................................       2,848,535
                                                                                       --------------
                                                                                           12,027,791
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.4%
         73,271  DR Horton, Inc......................................................       2,925,711
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.7%
         48,825  Church & Dwight Co., Inc............................................       2,365,571
         29,062  Procter & Gamble (The) Co...........................................       2,644,061
                                                                                       --------------
                                                                                            5,009,632
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 1.1%
         12,168  3M Co...............................................................       2,554,063
         26,550  Carlisle Cos., Inc..................................................       2,662,700
         19,002  Honeywell International, Inc........................................       2,693,343
                                                                                       --------------
                                                                                            7,910,106
                                                                                       --------------

                 INSURANCE - 10.3%
         32,607  AFLAC, Inc..........................................................       2,653,884
         28,642  Allstate (The) Corp.................................................       2,632,486
         25,491  American Financial Group, Inc.......................................       2,637,044
         44,475  AMERISAFE, Inc......................................................       2,588,445
         19,052  Aon PLC.............................................................       2,783,497
         41,796  Argo Group International Holdings, Ltd..............................       2,570,454
         50,811  Aspen Insurance Holdings Ltd........................................       2,052,764
         24,424  Assurant, Inc.......................................................       2,332,981
         60,684  Assured Guaranty Ltd................................................       2,290,821
         39,173  Axis Capital Holdings Ltd...........................................       2,245,005
         58,814  Brown & Brown, Inc..................................................       2,834,247
         17,423  Chubb, Ltd..........................................................       2,483,649


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
         34,959  Cincinnati Financial Corp...........................................  $    2,676,811
         51,961  CNA Financial Corp..................................................       2,611,040
          9,949  Everest Re Group, Ltd...............................................       2,272,252
         56,678  First American Financial Corp.......................................       2,832,200
         56,505  FNF Group...........................................................       2,681,727
         48,184  Hartford Financial Services (The) Group, Inc........................       2,670,839
         32,493  Marsh & McLennan Cos., Inc..........................................       2,723,238
         39,533  Principal Financial Group, Inc......................................       2,543,553
         41,663  ProAssurance Corp...................................................       2,276,883
         57,449  Progressive (The) Corp..............................................       2,781,681
         19,728  Reinsurance Group of America, Inc...................................       2,752,648
         18,216  RenaissanceRe Holdings Ltd..........................................       2,461,710
         33,112  Torchmark Corp......................................................       2,651,940
         20,018  Travelers (The) Cos., Inc...........................................       2,452,605
         48,738  Validus Holdings Ltd................................................       2,398,397
         57,829  XL Group, Ltd.......................................................       2,281,354
                                                                                       --------------
                                                                                           71,174,155
                                                                                       --------------

                 IT SERVICES - 3.5%
         20,479  Accenture PLC, Class A..............................................       2,766,098
         39,298  Amdocs, Ltd.........................................................       2,527,647
         24,722  Automatic Data Processing, Inc......................................       2,702,609
         33,520  Broadridge Financial Solutions, Inc.................................       2,709,086
         16,465  International Business Machines Corp................................       2,388,742
         24,383  Jack Henry & Associates, Inc........................................       2,506,329
         20,858  MasterCard, Inc., Class A...........................................       2,945,150
         44,482  Paychex, Inc........................................................       2,667,141
         27,011  Visa, Inc., Class A.................................................       2,842,638
                                                                                       --------------
                                                                                           24,055,440
                                                                                       --------------

                 MACHINERY - 2.2%
         15,614  Cummins, Inc........................................................       2,623,621
         22,415  IDEX Corp...........................................................       2,722,750
         17,682  Illinois Tool Works, Inc............................................       2,616,229
         27,717  Ingersoll-Rand PLC..................................................       2,471,525
         16,032  Snap-on, Inc........................................................       2,388,928
         36,553  Toro (The) Co.......................................................       2,268,479
                                                                                       --------------
                                                                                           15,091,532
                                                                                       --------------

                 MEDIA - 0.7%
        102,967  Interpublic Group of (The) Cos., Inc................................       2,140,684
         23,841  Walt Disney (The) Co................................................       2,350,007
                                                                                       --------------
                                                                                            4,490,691
                                                                                       --------------

                 MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.8%
        210,204  Annaly Capital Management, Inc......................................       2,562,387
        301,906  MFA Financial, Inc..................................................       2,644,696
                                                                                       --------------
                                                                                            5,207,083
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 MULTILINE RETAIL - 0.4%
         48,442  Target Corp.........................................................  $    2,858,562
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.4%
         30,631  Phillips 66.........................................................       2,806,106
                                                                                       --------------

                 PAPER & FOREST PRODUCTS - 0.4%
         31,564  Neenah Paper, Inc...................................................       2,700,300
                                                                                       --------------

                 PERSONAL PRODUCTS - 0.4%
         26,390  Estee Lauder (The) Cos., Inc., Class A..............................       2,845,898
                                                                                       --------------

                 PHARMACEUTICALS - 0.8%
         19,147  Johnson & Johnson...................................................       2,489,301
         75,410  Pfizer, Inc.........................................................       2,692,137
                                                                                       --------------
                                                                                            5,181,438
                                                                                       --------------

                 PROFESSIONAL SERVICES - 1.1%
         18,433  Equifax, Inc........................................................       1,953,714
         43,448  Exponent, Inc.......................................................       3,210,807
         22,687  ManpowerGroup, Inc..................................................       2,672,982
                                                                                       --------------
                                                                                            7,837,503
                                                                                       --------------

                 ROAD & RAIL - 0.8%
         29,590  Landstar System, Inc................................................       2,948,644
         23,258  Union Pacific Corp..................................................       2,697,230
                                                                                       --------------
                                                                                            5,645,874
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
         75,075  Intel Corp..........................................................       2,858,856
         17,911  Lam Research Corp...................................................       3,314,251
         32,925  Texas Instruments, Inc..............................................       2,951,397
                                                                                       --------------
                                                                                            9,124,504
                                                                                       --------------

                 SOFTWARE - 1.1%
         73,483  CA, Inc.............................................................       2,452,863
         19,071  Intuit, Inc.........................................................       2,710,752
         50,518  Oracle Corp.........................................................       2,442,545
                                                                                       --------------
                                                                                            7,606,160
                                                                                       --------------

                 SPECIALTY RETAIL - 2.6%
         44,181  Best Buy Co., Inc...................................................       2,516,550
         51,398  Foot Locker, Inc....................................................       1,810,237
         16,512  Home Depot (The), Inc...............................................       2,700,703
         32,669  Lowe's Cos., Inc....................................................       2,611,560
         43,879  Ross Stores, Inc....................................................       2,833,267
         35,095  TJX (The) Cos., Inc.................................................       2,587,554
         46,724  Tractor Supply Co...................................................       2,957,162
                                                                                       --------------
                                                                                           18,017,033
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
         17,587  Apple, Inc..........................................................       2,710,508
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TEXTILES, APPAREL & LUXURY GOODS - 1.1%
         28,478  Carter's, Inc.......................................................  $    2,812,202
         42,930  NIKE, Inc., Class B.................................................       2,225,921
         43,977  VF Corp.............................................................       2,795,618
                                                                                       --------------
                                                                                            7,833,741
                                                                                       --------------

                 TOBACCO - 0.3%
         34,016  Altria Group, Inc...................................................       2,157,295
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.8%
         58,189  Fastenal Co.........................................................       2,652,255
         16,427  Watsco, Inc.........................................................       2,645,897
                                                                                       --------------
                                                                                            5,298,152
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................     394,555,755
                 (Cost $344,648,074)                                                   --------------


   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES - 39.7%

                 AEROSPACE & DEFENSE - 0.6%
$       250,000  Boeing (The) Co. .......................      2.35%       10/30/21           252,863
        553,000  Boeing (The) Co. .......................      2.13%       03/01/22           553,867
        175,000  Boeing (The) Co. .......................      1.88%       06/15/23           170,917
        100,000  Boeing (The) Co. .......................      2.60%       10/30/25            99,189
        175,000  Boeing (The) Co. .......................      2.25%       06/15/26           167,965
        250,000  Boeing (The) Co. .......................      2.80%       03/01/27           249,340
        308,000  Boeing (The) Co. .......................      3.38%       06/15/46           292,513
        250,000  Boeing (The) Co. .......................      3.65%       03/01/47           248,743
        300,000  Boeing Capital Corp. ...................      4.70%       10/27/19           317,789
        250,000  Lockheed Martin Corp. ..................      3.55%       01/15/26           258,487
        248,000  Lockheed Martin Corp. (a)...............      4.09%       09/15/52           249,142
        200,000  Northrop Grumman Corp. .................      5.05%       11/15/40           225,846
        250,000  Rockwell Collins, Inc. .................      3.20%       03/15/24           254,987
        250,000  Rockwell Collins, Inc. .................      3.50%       03/15/27           255,391
        250,000  Rockwell Collins, Inc. .................      4.35%       04/15/47           260,032
                                                                                       --------------
                                                                                            3,857,071
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.8%
        250,000  FedEx Corp. ............................      2.30%       02/01/20           252,349
        300,000  FedEx Corp. ............................      3.20%       02/01/25           305,965
        850,000  FedEx Corp. ............................      3.30%       03/15/27           857,023
        250,000  FedEx Corp. ............................      4.75%       11/15/45           273,346
        648,000  FedEx Corp. ............................      4.55%       04/01/46           692,962
        550,000  FedEx Corp. ............................      4.40%       01/15/47           574,104
        500,000  United Parcel Service, Inc.
                    3 Mo. LIBOR + 0.38% (b)..............      1.69%       05/16/22           501,770
        500,000  United Parcel Service, Inc. ............      2.35%       05/16/22           504,283
        545,000  United Parcel Service, Inc. ............      2.45%       10/01/22           550,648
        500,000  United Parcel Service, Inc. ............      2.40%       11/15/26           483,703


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 AIR FREIGHT & LOGISTICS (CONTINUED)
$       500,000  United Parcel Service, Inc. ............      3.40%       11/15/46    $      474,335
                                                                                       --------------
                                                                                            5,470,488
                                                                                       --------------

                 AIRLINES - 0.2%
        385,000  Southwest Airlines Co. .................      2.75%       11/06/19           390,328
        420,000  Southwest Airlines Co. .................      2.65%       11/05/20           425,920
        250,000  Southwest Airlines Co. .................      3.00%       11/15/26           244,665
                                                                                       --------------
                                                                                            1,060,913
                                                                                       --------------

                 AUTOMOBILES - 0.0%
        250,000  Ford Motor Co. .........................      5.29%       12/08/46           261,830
                                                                                       --------------

                 BANKS - 7.2%
      1,400,000  Bank of America Corp. ..................      2.60%       01/15/19         1,411,760
        400,000  Bank of America Corp.
                    3 Mo. LIBOR + 0.87% (b)..............      2.21%       04/01/19           403,687
        100,000  Bank of America Corp. ..................      2.63%       10/19/20           101,142
        600,000  Bank of America Corp. ..................      2.63%       04/19/21           604,634
        500,000  Bank of America Corp. (c)...............      2.37%       07/21/21           500,374
        250,000  Bank of America Corp. (c)...............      2.33%       10/01/21           249,657
        725,000  Bank of America Corp. ..................      5.70%       01/24/22           816,877
        250,000  Bank of America Corp.
                    3 Mo. LIBOR + 1.18% (b)..............      2.49%       10/21/22           254,190
        250,000  Bank of America Corp. ..................      2.50%       10/21/22           247,937
        500,000  Bank of America Corp.
                    3 Mo. LIBOR + 1.16% (b)..............      2.47%       01/20/23           508,362
        500,000  Bank of America Corp. (c)...............      2.88%       04/24/23           502,701
        500,000  Bank of America Corp. (c)...............      2.82%       07/21/23           500,706
        450,000  Bank of America Corp. ..................      4.00%       04/01/24           475,812
        500,000  Bank of America Corp. (c)...............      3.09%       10/01/25           500,174
        400,000  Bank of America Corp. ..................      4.45%       03/03/26           423,638
        950,000  Bank of America Corp. ..................      3.50%       04/19/26           967,617
        150,000  Bank of America Corp. ..................      3.25%       10/21/27           147,182
        250,000  Bank of America Corp. ..................      4.18%       11/25/27           259,611
        500,000  Bank of America Corp. (c)...............      3.82%       01/20/28           514,704
        500,000  Bank of America Corp. (c)...............      3.71%       04/24/28           508,498
        500,000  Bank of America Corp. (c)...............      3.59%       07/21/28           505,477
        250,000  Bank of America Corp. (c)...............      4.24%       04/24/38           264,781
        225,000  Bank of America Corp. ..................      5.88%       02/07/42           289,441
        225,000  Bank of America Corp. ..................      4.88%       04/01/44           257,816
        250,000  Bank of America Corp. (c)...............      4.44%       01/20/48           271,402
      1,000,000  BB&T Corp. .............................      2.05%       05/10/21           996,476
        500,000  BB&T Corp.
                    3 Mo. LIBOR + 0.65% (b)..............      1.99%       04/01/22           503,618
        500,000  Citibank N.A.
                    3 Mo. LIBOR + 0.34% (b)..............      1.67%       03/20/19           501,002
        500,000  Citibank N.A. ..........................      1.85%       09/18/19           499,982
        800,000  Citigroup, Inc. ........................      2.15%       07/30/18           802,459
        300,000  Citigroup, Inc. ........................      2.50%       09/26/18           302,069
        300,000  Citigroup, Inc. ........................      2.05%       06/07/19           300,354


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$     1,000,000  Citigroup, Inc.
                    3 Mo. LIBOR + 0.93% (b)..............      2.25%       06/07/19    $    1,010,196
      1,000,000  Citigroup, Inc.
                    3 Mo. LIBOR + 0.79% (b)..............      2.09%       01/10/20         1,007,780
        500,000  Citigroup, Inc. ........................      2.45%       01/10/20           504,237
        250,000  Citigroup, Inc. ........................      2.40%       02/18/20           252,007
        600,000  Citigroup, Inc. ........................      2.70%       03/30/21           606,991
        350,000  Citigroup, Inc. ........................      2.35%       08/02/21           347,809
      1,000,000  Citigroup, Inc.
                    3 Mo. LIBOR + 1.07% (b)..............      2.39%       12/08/21         1,014,526
        250,000  Citigroup, Inc. ........................      2.90%       12/08/21           253,323
        775,000  Citigroup, Inc. ........................      4.50%       01/14/22           834,519
        500,000  Citigroup, Inc. ........................      2.75%       04/25/22           502,931
        500,000  Citigroup, Inc. (c).....................      2.88%       07/24/23           501,195
        500,000  Citigroup, Inc.
                    3 Mo. LIBOR + 1.10% (b)..............      2.41%       05/17/24           501,501
        450,000  Citigroup, Inc. ........................      4.60%       03/09/26           479,928
        300,000  Citigroup, Inc. ........................      3.40%       05/01/26           301,204
        250,000  Citigroup, Inc. ........................      3.20%       10/21/26           246,339
        300,000  Citigroup, Inc. ........................      4.30%       11/20/26           313,063
        100,000  Citigroup, Inc. ........................      4.45%       09/29/27           105,682
        500,000  Citigroup, Inc. (c).....................      3.89%       01/10/28           513,893
      1,000,000  Citigroup, Inc. (c).....................      3.67%       07/24/28         1,011,035
        500,000  Citigroup, Inc. ........................      4.13%       07/25/28           515,590
        200,000  Citigroup, Inc. ........................      5.88%       01/30/42           255,789
        100,000  Citigroup, Inc. ........................      6.68%       09/13/43           135,958
        750,000  Citigroup, Inc. ........................      4.75%       05/18/46           819,739
        500,000  Citigroup, Inc. (c).....................      4.28%       04/24/48           528,588
        600,000  HSBC Bank USA N.A. .....................      4.88%       08/24/20           645,500
        400,000  JPMorgan Chase & Co. ...................      1.85%       03/22/19           400,448
        400,000  JPMorgan Chase & Co. ...................      2.20%       10/22/19           402,506
        150,000  JPMorgan Chase & Co. ...................      2.55%       03/01/21           151,572
      1,000,000  JPMorgan Chase & Co.
                    3 Mo. LIBOR + 0.55% (b)..............      1.87%       03/09/21         1,001,168
        550,000  JPMorgan Chase & Co. ...................      4.63%       05/10/21           594,199
        450,000  JPMorgan Chase & Co. ...................      2.40%       06/07/21           451,765
      1,000,000  JPMorgan Chase & Co.
                    3 Mo. LIBOR + 1.00% (b)..............      2.30%       01/15/23         1,010,074
        325,000  JPMorgan Chase & Co. ...................      3.20%       01/25/23           333,557
        250,000  JPMorgan Chase & Co. (c)................      2.78%       04/25/23           251,518
        500,000  JPMorgan Chase & Co. ...................      2.70%       05/18/23           500,522
        250,000  JPMorgan Chase & Co.
                    3 Mo. LIBOR + 1.23% (b)..............      2.54%       10/24/23           255,628
        400,000  JPMorgan Chase & Co. ...................      3.88%       02/01/24           423,717
        850,000  JPMorgan Chase & Co. ...................      3.30%       04/01/26           853,434
        300,000  JPMorgan Chase & Co. ...................      4.13%       12/15/26           313,403
        250,000  JPMorgan Chase & Co. ...................      3.63%       12/01/27           251,240
        500,000  JPMorgan Chase & Co. (c)................      3.78%       02/01/28           515,142
        500,000  JPMorgan Chase & Co. (c)................      3.54%       05/01/28           505,167


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$       400,000  JPMorgan Chase & Co. ...................      6.40%       05/15/38    $      533,956
        250,000  JPMorgan Chase & Co. (c)................      3.88%       07/24/38           252,553
        100,000  JPMorgan Chase & Co. ...................      4.85%       02/01/44           115,015
        150,000  JPMorgan Chase & Co. ...................      4.95%       06/01/45           171,200
        500,000  JPMorgan Chase & Co. (c)................      4.26%       02/22/48           526,033
        500,000  JPMorgan Chase & Co. (c)................      4.03%       07/24/48           509,198
        250,000  Santander Holdings USA, Inc. (a)........      3.70%       03/28/22           254,968
        575,000  Wells Fargo & Co. ......................      2.13%       04/22/19           578,294
        200,000  Wells Fargo & Co. ......................      2.15%       01/30/20           200,610
        100,000  Wells Fargo & Co. ......................      2.55%       12/07/20           101,197
        900,000  Wells Fargo & Co. ......................      3.00%       01/22/21           920,886
        550,000  Wells Fargo & Co. ......................      2.50%       03/04/21           554,043
        300,000  Wells Fargo & Co. ......................      2.10%       07/26/21           297,630
      1,000,000  Wells Fargo & Co.
                    3 Mo. LIBOR + 0.93% (b)..............      2.24%       02/11/22         1,009,770
        500,000  Wells Fargo & Co. ......................      2.63%       07/22/22           501,174
      1,000,000  Wells Fargo & Co.
                    3 Mo. LIBOR + 1.11% (b)..............      2.42%       01/24/23         1,017,876
        250,000  Wells Fargo & Co.
                    3 Mo. LIBOR + 1.23% (b)..............      2.54%       10/31/23           255,925
        425,000  Wells Fargo & Co. ......................      3.30%       09/09/24           432,398
        550,000  Wells Fargo & Co. ......................      3.00%       04/22/26           540,840
        100,000  Wells Fargo & Co. ......................      4.10%       06/03/26           104,066
        250,000  Wells Fargo & Co. ......................      3.00%       10/23/26           244,751
        200,000  Wells Fargo & Co. ......................      4.30%       07/22/27           211,779
        500,000  Wells Fargo & Co. (c)...................      3.58%       05/22/28           506,688
        100,000  Wells Fargo & Co. ......................      4.90%       11/17/45           111,811
        275,000  Wells Fargo & Co. ......................      4.40%       06/14/46           286,241
        750,000  Wells Fargo & Co. ......................      4.75%       12/07/46           825,421
      1,000,000  Wells Fargo Bank N.A.
                    3 Mo. LIBOR + 0.50% (b)..............      1.82%       11/28/18         1,004,798
        250,000  Wells Fargo Bank N.A. ..................      1.75%       05/24/19           249,887
        500,000  Wells Fargo Bank N.A.
                    3 Mo. LIBOR + 0.65% (b)..............      1.97%       12/06/19           505,109
        200,000  Wells Fargo Bank N.A. ..................      5.95%       08/26/36           253,233
                                                                                       --------------
                                                                                           49,895,873
                                                                                       --------------

                 BEVERAGES - 0.9%
        690,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.65%       02/01/21           701,750
        200,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.50%       07/15/22           201,888
        625,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.30%       02/01/23           648,752
        600,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.65%       02/01/26           621,792
        875,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.70%       02/01/36           967,694
      1,100,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.90%       02/01/46         1,247,476
        250,000  Coca-Cola (The) Co. ....................      1.38%       05/30/19           249,251
        150,000  Coca-Cola (The) Co. ....................      1.88%       10/27/20           149,998
        250,000  Coca-Cola (The) Co. ....................      1.55%       09/01/21           245,356
        975,000  Coca-Cola (The) Co. ....................      3.20%       11/01/23         1,019,283
        100,000  Coca-Cola (The) Co. ....................      2.88%       10/27/25           100,813


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BEVERAGES (CONTINUED)
$       100,000  Coca-Cola (The) Co. ....................      2.55%       06/01/26    $       97,417
        250,000  Coca-Cola (The) Co. ....................      2.25%       09/01/26           237,272
                                                                                       --------------
                                                                                            6,488,742
                                                                                       --------------

                 BIOTECHNOLOGY - 0.6%
        350,000  AbbVie, Inc. ...........................      2.50%       05/14/20           354,410
        375,000  AbbVie, Inc. ...........................      2.90%       11/06/22           380,739
        250,000  AbbVie, Inc. ...........................      3.60%       05/14/25           259,613
        275,000  AbbVie, Inc. ...........................      4.40%       11/06/42           289,078
        300,000  AbbVie, Inc. ...........................      4.70%       05/14/45           328,334
        500,000  Amgen, Inc. ............................      1.90%       05/10/19           500,966
        500,000  Amgen, Inc. ............................      2.20%       05/11/20           501,878
        450,000  Amgen, Inc. ............................      2.70%       05/01/22           452,779
        500,000  Amgen, Inc. ............................      2.65%       05/11/22           504,617
        200,000  Amgen, Inc. ............................      3.63%       05/22/24           208,867
        100,000  Amgen, Inc. ............................      2.60%       08/19/26            95,165
        200,000  Amgen, Inc. ............................      5.38%       05/15/43           232,501
        350,000  Amgen, Inc. ............................      4.40%       05/01/45           372,034
                                                                                       --------------
                                                                                            4,480,981
                                                                                       --------------

                 BUILDING PRODUCTS - 0.2%
        450,000  Masco Corp. ............................      3.50%       04/01/21           464,341
        250,000  Masco Corp. ............................      3.50%       11/15/27           248,166
        250,000  Masco Corp. ............................      4.50%       05/15/47           251,702
        500,000  Owens Corning ..........................      4.30%       07/15/47           478,907
                                                                                       --------------
                                                                                            1,443,116
                                                                                       --------------

                 CAPITAL MARKETS - 3.4%
        825,000  Goldman Sachs Group (The), Inc. ........      6.15%       04/01/18           843,129
        300,000  Goldman Sachs Group (The), Inc. ........      2.00%       04/25/19           300,069
        500,000  Goldman Sachs Group (The), Inc. ........      1.95%       07/23/19           499,357
        600,000  Goldman Sachs Group (The), Inc. ........      2.55%       10/23/19           607,162
        700,000  Goldman Sachs Group (The), Inc.
                    3 Mo. LIBOR + 0.80% (b)..............      2.12%       12/13/19           705,597
        500,000  Goldman Sachs Group (The), Inc. ........      2.30%       12/13/19           502,419
        500,000  Goldman Sachs Group (The), Inc. ........      2.60%       04/23/20           504,808
        500,000  Goldman Sachs Group (The), Inc.
                    3 Mo. LIBOR + 0.73% (b)..............      2.06%       12/27/20           502,169
        700,000  Goldman Sachs Group (The), Inc. ........      2.63%       04/25/21           704,433
        500,000  Goldman Sachs Group (The), Inc. ........      2.35%       11/15/21           496,206
        497,000  Goldman Sachs Group (The), Inc.
                    3 Mo. LIBOR + 1.11% (b)..............      2.42%       04/26/22           502,682
        500,000  Goldman Sachs Group (The), Inc. ........      3.00%       04/26/22           506,035
        700,000  Goldman Sachs Group (The), Inc. ........      3.63%       01/22/23           726,151
        250,000  Goldman Sachs Group (The), Inc.
                    3 Mo. LIBOR + 1.05% (b)..............      2.37%       06/05/23           251,605
        250,000  Goldman Sachs Group (The), Inc. (c).....      2.91%       06/05/23           250,470
        500,000  Goldman Sachs Group (The), Inc. (c).....      2.91%       07/24/23           500,918
        600,000  Goldman Sachs Group (The), Inc. ........      4.00%       03/03/24           634,062


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CAPITAL MARKETS (CONTINUED)
$       150,000  Goldman Sachs Group (The), Inc. ........      3.50%       01/23/25    $      152,325
        500,000  Goldman Sachs Group (The), Inc. (c).....      3.27%       09/29/25           501,429
        600,000  Goldman Sachs Group (The), Inc. ........      4.25%       10/21/25           626,592
        550,000  Goldman Sachs Group (The), Inc. ........      3.75%       02/25/26           564,035
        500,000  Goldman Sachs Group (The), Inc. ........      3.50%       11/16/26           501,883
        750,000  Goldman Sachs Group (The), Inc. ........      3.85%       01/26/27           767,063
        250,000  Goldman Sachs Group (The), Inc. (c).....      3.69%       06/05/28           252,251
        400,000  Goldman Sachs Group (The), Inc. ........      6.25%       02/01/41           529,122
         50,000  Goldman Sachs Group (The), Inc. ........      4.75%       10/21/45            55,736
        800,000  Morgan Stanley
                    3 Mo. LIBOR + 0.85% (b)..............      2.16%       01/24/19           805,647
        695,000  Morgan Stanley .........................      2.50%       01/24/19           701,032
        400,000  Morgan Stanley .........................      2.65%       01/27/20           404,811
        100,000  Morgan Stanley
                    3 Mo. LIBOR + 0.80% (b)..............      2.11%       02/14/20           100,529
      1,000,000  Morgan Stanley .........................      2.50%       04/21/21         1,003,747
        550,000  Morgan Stanley .........................      5.50%       07/28/21           610,609
        500,000  Morgan Stanley .........................      2.63%       11/17/21           502,074
        875,000  Morgan Stanley
                    3 Mo. LIBOR + 1.18% (b)..............      2.49%       01/20/22           887,731
        500,000  Morgan Stanley .........................      2.75%       05/19/22           503,093
        300,000  Morgan Stanley .........................      3.75%       02/25/23           313,489
        500,000  Morgan Stanley
                    3 Mo. LIBOR + 1.40% (b)..............      2.71%       10/24/23           511,728
        450,000  Morgan Stanley .........................      3.88%       04/29/24           471,340
        500,000  Morgan Stanley
                    3 Mo. LIBOR + 1.22% (b)..............      2.53%       05/08/24           506,656
        800,000  Morgan Stanley .........................      3.88%       01/27/26           831,437
        250,000  Morgan Stanley .........................      4.35%       09/08/26           262,211
        250,000  Morgan Stanley .........................      3.63%       01/20/27           253,695
        500,000  Morgan Stanley (c)......................      3.59%       07/22/28           502,481
        500,000  Morgan Stanley (c)......................      3.97%       07/22/38           504,573
        350,000  Morgan Stanley .........................      6.38%       07/24/42           472,244
        100,000  Morgan Stanley .........................      4.30%       01/27/45           105,083
        250,000  Morgan Stanley .........................      4.38%       01/22/47           266,622
        300,000  Nasdaq, Inc. ...........................      3.85%       06/30/26           309,213
                                                                                       --------------
                                                                                           23,817,753
                                                                                       --------------

                 CHEMICALS - 0.4%
        250,000  CF Industries, Inc. (a).................      3.40%       12/01/21           255,105
        250,000  Chevron Phillips Chemical Co.,
                    LLC/Chevron Phillips Chemical Co.,
                    L.P. (a).............................      3.40%       12/01/26           254,972
        525,000  Dow Chemical (The) Co. .................      8.55%       05/15/19           579,930
        200,000  Dow Chemical (The) Co. .................      3.00%       11/15/22           203,923
         75,000  Dow Chemical (The) Co. .................      4.63%       10/01/44            79,821
        140,000  EI du Pont de Nemours & Co.
                    3 Mo. LIBOR + 0.53% (b)..............      1.84%       05/01/20           141,234
        250,000  EI du Pont de Nemours & Co. ............      2.20%       05/01/20           251,703


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CHEMICALS (CONTINUED)
$       500,000  Sherwin-Williams (The) Co. .............      3.13%       06/01/24    $      503,247
        250,000  Sherwin-Williams (The) Co. .............      3.45%       06/01/27           252,242
        100,000  Westlake Chemical Corp. ................      3.60%       08/15/26           100,060
        250,000  Westlake Chemical Corp. ................      5.00%       08/15/46           273,002
                                                                                       --------------
                                                                                            2,895,239
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.3%
        100,000  Cisco Systems, Inc. ....................      1.40%       09/20/19            99,527
        100,000  Cisco Systems, Inc. ....................      2.45%       06/15/20           101,618
        800,000  Cisco Systems, Inc. ....................      2.20%       09/20/23           789,748
        500,000  Cisco Systems, Inc. ....................      3.63%       03/04/24           531,203
        100,000  Cisco Systems, Inc. ....................      2.95%       02/28/26           100,811
        200,000  Cisco Systems, Inc. ....................      2.50%       09/20/26           194,389
        225,000  Cisco Systems, Inc. ....................      5.90%       02/15/39           296,943
                                                                                       --------------
                                                                                            2,114,239
                                                                                       --------------

                 CONSTRUCTION MATERIALS - 0.1%
        250,000  CRH America Finance, Inc. (a)...........      3.40%       05/09/27           251,637
        250,000  CRH America Finance, Inc. (a)...........      4.40%       05/09/47           259,626
        250,000  Vulcan Materials Co. ...................      3.90%       04/01/27           256,250
        250,000  Vulcan Materials Co. ...................      4.50%       06/15/47           254,650
                                                                                       --------------
                                                                                            1,022,163
                                                                                       --------------

                 CONSUMER FINANCE - 2.4%
        250,000  American Express Co. ...................      2.50%       08/01/22           249,996
        450,000  American Express Co. ...................      3.63%       12/05/24           465,248
        800,000  American Express Credit Corp. ..........      2.13%       07/27/18           803,742
        200,000  American Express Credit Corp. ..........      1.88%       11/05/18           200,225
        297,000  American Express Credit Corp.
                    3 Mo. LIBOR + 0.55% (b)..............      1.87%       03/18/19           298,852
        500,000  American Express Credit Corp. ..........      1.70%       10/30/19           498,580
        250,000  American Express Credit Corp. ..........      2.20%       03/03/20           251,397
        150,000  American Express Credit Corp. ..........      2.60%       09/14/20           152,346
        575,000  American Express Credit Corp. ..........      2.25%       05/05/21           574,457
        250,000  American Express Credit Corp.
                    3 Mo. LIBOR + 0.70% (b)..............      2.02%       03/03/22           251,656
        250,000  American Express Credit Corp. ..........      2.70%       03/03/22           253,129
        500,000  American Express Credit Corp. ..........      3.30%       05/03/27           505,522
        500,000  Capital One Financial Corp.
                    3 Mo. LIBOR + 0.95% (b)..............      2.27%       03/09/22           500,329
        550,000  Capital One Financial Corp. ............      3.75%       04/24/24           568,792
        350,000  Capital One Financial Corp. ............      3.75%       07/28/26           347,261
        250,000  Capital One N.A. .......................      2.25%       09/13/21           246,820
        500,000  Capital One N.A. .......................      2.65%       08/08/22           498,072
      1,000,000  Capital One N.A.
                    3 Mo. LIBOR + 1.15% (b)..............      2.46%       01/30/23         1,005,558
        300,000  Caterpillar Financial Services Corp.
                    3 Mo. LIBOR + 0.51% (b)..............      1.81%       01/10/20           301,814
        500,000  Caterpillar Financial Services Corp. ...      2.10%       01/10/20           502,828


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CONSUMER FINANCE (CONTINUED)
$       250,000  Caterpillar Financial Services Corp. ...      1.85%       09/04/20    $      248,952
      1,039,000  Caterpillar Financial Services Corp. ...      1.70%       08/09/21         1,019,740
        250,000  Caterpillar Financial Services Corp. ...      2.40%       06/06/22           250,579
        150,000  Caterpillar Financial Services Corp. ...      3.25%       12/01/24           154,045
        400,000  Ford Motor Credit Co., LLC .............      2.88%       10/01/18           404,124
        250,000  Ford Motor Credit Co., LLC .............      2.26%       03/28/19           250,739
        500,000  Ford Motor Credit Co., LLC .............      1.90%       08/12/19           497,783
        200,000  Ford Motor Credit Co., LLC
                    3 Mo. LIBOR + 1.00% (b)..............      2.30%       01/09/20           201,730
        200,000  Ford Motor Credit Co., LLC .............      2.68%       01/09/20           201,728
        200,000  Ford Motor Credit Co., LLC .............      2.46%       03/27/20           200,277
        500,000  Ford Motor Credit Co., LLC .............      2.43%       06/12/20           500,374
        100,000  Ford Motor Credit Co., LLC .............      3.22%       01/09/22           101,413
        250,000  Ford Motor Credit Co., LLC .............      3.34%       03/28/22           254,305
        500,000  Ford Motor Credit Co., LLC .............      2.98%       08/03/22           498,453
        450,000  Ford Motor Credit Co., LLC .............      3.10%       05/04/23           446,605
        725,000  Ford Motor Credit Co., LLC .............      4.38%       08/06/23           766,107
        200,000  Ford Motor Credit Co., LLC .............      3.81%       01/09/24           204,248
        350,000  Ford Motor Credit Co., LLC .............      4.13%       08/04/25           360,139
        250,000  General Motors Financial Co., Inc. .....      2.65%       04/13/20           252,029
        250,000  General Motors Financial Co., Inc. .....      3.20%       07/06/21           254,614
        250,000  General Motors Financial Co., Inc.
                    3 Mo. LIBOR + 1.55% (b)..............      2.85%       01/14/22           255,490
        200,000  General Motors Financial Co., Inc. .....      5.25%       03/01/26           217,474
        100,000  General Motors Financial Co., Inc. .....      4.00%       10/06/26           100,365
        250,000  General Motors Financial Co., Inc. .....      4.35%       01/17/27           257,378
                                                                                       --------------
                                                                                           16,375,315
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.2%
        200,000  International Paper Co. ................      3.00%       02/15/27           194,682
        150,000  International Paper Co. ................      4.40%       08/15/47           152,354
        250,000  International Paper Co. ................      4.35%       08/15/48           252,497
        250,000  WestRock Co. (a)........................      3.00%       09/15/24           250,613
        250,000  WestRock Co. (a)........................      3.38%       09/15/27           249,531
                                                                                       --------------
                                                                                            1,099,677
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.3%
        250,000  Berkshire Hathaway Finance Corp.
                    3 Mo. LIBOR + 0.32% (b)..............      1.62%       01/10/20           251,163
        175,000  Berkshire Hathaway, Inc. ...............      2.20%       03/15/21           176,286
        125,000  Berkshire Hathaway, Inc. ...............      2.75%       03/15/23           127,167
        425,000  Berkshire Hathaway, Inc. ...............      3.13%       03/15/26           430,286
        350,000  Dell International LLC/EMC Corp. (a)....      3.48%       06/01/19           357,094
        250,000  Dell International LLC/EMC Corp. (a)....      4.42%       06/15/21           262,698
        250,000  Voya Financial, Inc. ...................      3.13%       07/15/24           247,100
                                                                                       --------------
                                                                                            1,851,794
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION
                    SERVICES - 1.8%
        500,000  AT&T, Inc. .............................      2.30%       03/11/19           502,784


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$       300,000  AT&T, Inc. .............................      2.45%       06/30/20    $      302,332
        250,000  AT&T, Inc. .............................      2.80%       02/17/21           253,175
        275,000  AT&T, Inc. .............................      3.88%       08/15/21           288,120
        250,000  AT&T, Inc. .............................      3.20%       03/01/22           255,217
        300,000  AT&T, Inc. .............................      3.00%       06/30/22           303,243
        250,000  AT&T, Inc. .............................      2.85%       02/14/23           248,737
        150,000  AT&T, Inc. .............................      3.60%       02/17/23           154,516
        250,000  AT&T, Inc. .............................      3.80%       03/01/24           257,525
        150,000  AT&T, Inc. .............................      3.90%       03/11/24           155,577
        250,000  AT&T, Inc. .............................      3.40%       08/14/24           250,762
        350,000  AT&T, Inc. .............................      3.40%       05/15/25           345,815
        650,000  AT&T, Inc. .............................      4.13%       02/17/26           668,104
        250,000  AT&T, Inc. .............................      3.90%       08/14/27           250,986
        250,000  AT&T, Inc. .............................      5.25%       03/01/37           263,892
        500,000  AT&T, Inc. .............................      4.90%       08/14/37           506,900
        425,000  AT&T, Inc. .............................      4.80%       06/15/44           415,012
        250,000  AT&T, Inc. .............................      4.35%       06/15/45           230,345
        250,000  AT&T, Inc. .............................      4.75%       05/15/46           241,345
        550,000  AT&T, Inc. .............................      5.65%       02/15/47           602,044
        250,000  AT&T, Inc. .............................      5.15%       02/14/50           252,201
        250,000  AT&T, Inc. .............................      5.70%       03/01/57           269,931
        250,000  AT&T, Inc. .............................      5.30%       08/14/58           253,772
      1,277,000  Verizon Communications, Inc. ...........      2.95%       03/15/22         1,299,987
        100,000  Verizon Communications, Inc.
                    3 Mo. LIBOR + 1.00% (b)..............      2.32%       03/16/22           101,512
        650,000  Verizon Communications, Inc. ...........      3.50%       11/01/24           662,829
        522,000  Verizon Communications, Inc. (a)........      3.38%       02/15/25           524,664
        100,000  Verizon Communications, Inc. ...........      2.63%       08/15/26            94,091
        250,000  Verizon Communications, Inc. ...........      4.13%       03/16/27           261,364
        231,000  Verizon Communications, Inc. ...........      4.27%       01/15/36           227,648
        298,000  Verizon Communications, Inc. ...........      4.13%       08/15/46           271,998
        500,000  Verizon Communications, Inc. ...........      4.86%       08/21/46           508,806
        250,000  Verizon Communications, Inc. ...........      4.52%       09/15/48           243,034
        249,000  Verizon Communications, Inc. ...........      5.01%       08/21/54           251,199
        522,000  Verizon Communications, Inc. ...........      4.67%       03/15/55           499,395
                                                                                       --------------
                                                                                           12,218,862
                                                                                       --------------

                 ELECTRIC UTILITIES - 4.0%
        500,000  AEP Texas, Inc. (a).....................      2.40%       10/01/22           498,687
        500,000  AEP Texas, Inc. (a).....................      3.80%       10/01/47           497,693
        500,000  AEP Transmission Co., LLC (a)...........      3.10%       12/01/26           502,315
        250,000  AEP Transmission Co., LLC ..............      3.10%       12/01/26           250,962
        250,000  AEP Transmission Co., LLC ..............      4.00%       12/01/46           258,263
        500,000  AEP Transmission Co., LLC (a)...........      3.75%       12/01/47           499,777
        250,000  Alabama Power Co. ......................      2.45%       03/30/22           250,284
        100,000  Alabama Power Co. ......................      3.75%       03/01/45           100,524
        250,000  American Electric Power Co., Inc. ......      2.95%       12/15/22           254,038
        300,000  Appalachian Power Co. ..................      4.40%       05/15/44           322,277
        250,000  Arizona Public Service Co. .............      2.95%       09/15/27           247,903


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       250,000  Baltimore Gas & Electric Co. ...........      2.40%       08/15/26    $      236,710
        250,000  Baltimore Gas & Electric Co. ...........      3.50%       08/15/46           240,077
        250,000  Baltimore Gas & Electric Co. ...........      3.75%       08/15/47           249,584
        240,000  CenterPoint Energy Houston Electric
                    LLC .................................      2.25%       08/01/22           239,019
        250,000  CenterPoint Energy Houston Electric
                    LLC .................................      2.40%       09/01/26           239,616
        500,000  CenterPoint Energy Houston Electric
                    LLC .................................      3.00%       02/01/27           497,475
        295,000  CenterPoint Energy Houston Electric
                    LLC .................................      4.50%       04/01/44           333,389
        200,000  Commonwealth Edison Co. ................      2.55%       06/15/26           193,966
        300,000  Commonwealth Edison Co. ................      3.40%       09/01/21           311,385
        250,000  Commonwealth Edison Co. ................      2.95%       08/15/27           249,177
        300,000  Commonwealth Edison Co. ................      3.70%       03/01/45           297,006
        400,000  Commonwealth Edison Co. ................      3.65%       06/15/46           394,623
        500,000  Commonwealth Edison Co. ................      3.75%       08/15/47           503,156
        100,000  Duke Energy Carolinas LLC ..............      2.50%       03/15/23           100,595
        250,000  Duke Energy Carolinas LLC ..............      2.95%       12/01/26           249,151
        350,000  Duke Energy Carolinas LLC ..............      6.00%       01/15/38           459,285
        250,000  Duke Energy Corp. ......................      1.80%       09/01/21           245,183
        300,000  Duke Energy Corp. ......................      3.55%       09/15/21           312,570
        500,000  Duke Energy Corp. ......................      2.40%       08/15/22           497,014
        250,000  Duke Energy Corp. ......................      3.15%       08/15/27           248,361
        450,000  Duke Energy Corp. ......................      3.75%       09/01/46           435,370
        500,000  Duke Energy Corp. ......................      3.95%       08/15/47           497,805
        500,000  Duke Energy Florida LLC ................      3.20%       01/15/27           506,174
        250,000  Duke Energy Florida LLC ................      3.40%       10/01/46           236,692
        250,000  Duke Energy Progress LLC ...............      3.70%       10/15/46           248,135
        250,000  Duke Energy Progress LLC ...............      3.60%       09/15/47           244,873
        350,000  Entergy Corp. ..........................      2.95%       09/01/26           339,130
        250,000  Entergy Louisiana LLC ..................      3.12%       09/01/27           251,394
        500,000  Exelon Corp ............................      3.50%       06/01/22           515,590
        575,000  Exelon Corp. ...........................      5.15%       12/01/20           621,605
        200,000  Exelon Corp. ...........................      2.45%       04/15/21           200,186
         50,000  Exelon Corp. ...........................      5.10%       06/15/45            57,347
        250,000  Exelon Corp. ...........................      4.45%       04/15/46           262,871
        250,000  FirstEnergy Corp. ......................      2.85%       07/15/22           250,932
        350,000  Florida Power & Light Co. ..............      3.25%       06/01/24           361,210
        210,000  Florida Power & Light Co. ..............      4.05%       06/01/42           224,155
        100,000  Indiana Michigan Power Co. .............      4.55%       03/15/46           111,564
        500,000  Indiana Michigan Power Co. .............      3.75%       07/01/47           493,733
        410,000  Metropolitan Edison Co. (a).............      3.50%       03/15/23           421,910
        125,000  Monongahela Power Co. (a)...............      5.40%       12/15/43           152,720
        150,000  Ohio Edison Co. ........................      6.88%       07/15/36           201,734
        250,000  Pacific Gas & Electric Co. .............      3.50%       06/15/25           258,274
        100,000  Pacific Gas & Electric Co. .............      2.95%       03/01/26            99,612
        500,000  Pacific Gas & Electric Co. .............      3.30%       03/15/27           509,300
        600,000  Pacific Gas & Electric Co. .............      4.30%       03/15/45           655,510


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       250,000  Pacific Gas & Electric Co. .............      4.25%       03/15/46    $      269,709
        750,000  Pacific Gas & Electric Co. .............      4.00%       12/01/46           788,121
        250,000  PECO Energy Co. ........................      3.70%       09/15/47           250,898
        100,000  Public Service Electric & Gas Co. ......      1.90%       03/15/21            99,092
        195,000  Public Service Electric & Gas Co. ......      2.38%       05/15/23           194,369
        550,000  Public Service Electric & Gas Co. ......      2.25%       09/15/26           519,775
        250,000  Public Service Electric & Gas Co. ......      3.00%       05/15/27           249,531
        275,000  Public Service Electric & Gas Co. ......      3.95%       05/01/42           289,574
        100,000  Public Service Electric & Gas Co. ......      3.80%       03/01/46           101,459
        550,000  Southern (The) Co. .....................      1.85%       07/01/19           549,955
        815,000  Southern (The) Co. .....................      2.35%       07/01/21           811,189
        250,000  Southern (The) Co. .....................      3.25%       07/01/26           247,601
        425,000  Southern (The) Co. .....................      4.40%       07/01/46           442,050
        200,000  Southern California Edison Co. .........      3.50%       10/01/23           210,201
        200,000  Southern California Edison Co. .........      3.60%       02/01/45           198,640
        500,000  Southern California Edison Co. .........      4.00%       04/01/47           527,686
        500,000  Southern Co. Gas Capital Corp. .........      4.40%       05/30/47           518,809
        250,000  Southern Power Co. .....................      4.95%       12/15/46           266,867
        500,000  Southwestern Electric Power Co. ........      2.75%       10/01/26           484,363
        100,000  Southwestern Electric Power Co. ........      6.20%       03/15/40           131,871
        500,000  Virginia Electric & Power Co. ..........      2.75%       03/15/23           506,403
        200,000  Virginia Electric & Power Co. ..........      3.45%       02/15/24           207,880
        450,000  Virginia Electric & Power Co. ..........      2.95%       11/15/26           448,098
        250,000  Virginia Electric & Power Co. ..........      3.50%       03/15/27           259,766
        475,000  Virginia Electric & Power Co. ..........      4.45%       02/15/44           523,128
        250,000  Virginia Electric & Power Co. ..........      4.00%       11/15/46           258,243
        250,000  Virginia Electric & Power Co. ..........      3.80%       09/15/47           251,551
                                                                                       --------------
                                                                                           27,544,720
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES - 0.0%
        250,000  Halliburton Co. ........................      5.00%       11/15/45           275,266
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 0.6%
        600,000  CVS Health Corp. .......................      1.90%       07/20/18           601,556
        150,000  CVS Health Corp. .......................      2.80%       07/20/20           152,685
        600,000  CVS Health Corp. .......................      2.13%       06/01/21           594,972
        700,000  CVS Health Corp. .......................      4.00%       12/05/23           743,216
        178,000  CVS Health Corp. .......................      3.88%       07/20/25           185,960
        150,000  CVS Health Corp. .......................      2.88%       06/01/26           145,185
        675,000  CVS Health Corp. .......................      5.13%       07/20/45           779,304
        250,000  Kroger (The) Co. .......................      4.65%       01/15/48           242,777
        325,000  Wal-Mart Stores, Inc. ..................      3.30%       04/22/24           341,156
        300,000  Wal-Mart Stores, Inc. ..................      4.30%       04/22/44           331,239
                                                                                       --------------
                                                                                            4,118,050
                                                                                       --------------

                 FOOD PRODUCTS - 0.2%
        250,000  Tyson Foods, Inc. ......................      2.25%       08/23/21           248,929
        500,000  Tyson Foods, Inc. ......................      3.55%       06/02/27           508,122


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 FOOD PRODUCTS (CONTINUED)
$       500,000  Tyson Foods, Inc. ......................      4.55%       06/02/47    $      537,281
                                                                                       --------------
                                                                                            1,294,332
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
        250,000  Abbott Laboratories ....................      2.90%       11/30/21           254,827
        500,000  Abbott Laboratories ....................      3.40%       11/30/23           516,274
        500,000  Abbott Laboratories ....................      3.75%       11/30/26           514,020
      1,100,000  Abbott Laboratories ....................      4.90%       11/30/46         1,233,572
        550,000  Becton Dickinson and Co. ...............      3.36%       06/06/24           555,938
        800,000  Becton Dickinson and Co. ...............      3.70%       06/06/27           810,473
        600,000  Becton Dickinson and Co. ...............      4.67%       06/06/47           632,016
        300,000  Medtronic, Inc. ........................      2.50%       03/15/20           304,519
        750,000  Medtronic, Inc. ........................      3.15%       03/15/22           777,072
        600,000  Medtronic, Inc. ........................      3.50%       03/15/25           626,362
      1,150,000  Medtronic, Inc. ........................      4.63%       03/15/45         1,311,256
                                                                                       --------------
                                                                                            7,536,329
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.8%
        500,000  Aetna, Inc. ............................      3.88%       08/15/47           507,623
        750,000  UnitedHealth Group, Inc. ...............      1.63%       03/15/19           748,535
        275,000  UnitedHealth Group, Inc. ...............      4.70%       02/15/21           296,379
        100,000  UnitedHealth Group, Inc. ...............      2.13%       03/15/21           100,038
        550,000  UnitedHealth Group, Inc. ...............      2.88%       12/15/21           564,523
        100,000  UnitedHealth Group, Inc. ...............      3.75%       07/15/25           106,229
        250,000  UnitedHealth Group, Inc. ...............      3.10%       03/15/26           253,205
        500,000  UnitedHealth Group, Inc. ...............      3.45%       01/15/27           518,131
        500,000  UnitedHealth Group, Inc. ...............      3.38%       04/15/27           514,924
        150,000  UnitedHealth Group, Inc. ...............      6.88%       02/15/38           213,285
        573,000  UnitedHealth Group, Inc. ...............      4.75%       07/15/45           663,349
        500,000  UnitedHealth Group, Inc. ...............      4.20%       01/15/47           534,150
        500,000  UnitedHealth Group, Inc. ...............      4.25%       04/15/47           537,581
                                                                                       --------------
                                                                                            5,557,952
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.2%
        330,000  McDonald's Corp. .......................      2.10%       12/07/18           331,651
        150,000  McDonald's Corp. .......................      3.70%       01/30/26           156,555
        500,000  McDonald's Corp. .......................      3.50%       03/01/27           514,956
        100,000  McDonald's Corp. .......................      4.88%       12/09/45           113,017
                                                                                       --------------
                                                                                            1,116,179
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.2%
        250,000  DR Horton, Inc. ........................      4.38%       09/15/22           266,972
        250,000  Newell Brands, Inc. ....................      3.15%       04/01/21           255,967
        100,000  Newell Brands, Inc. ....................      4.00%       12/01/24           104,611
        350,000  Newell Brands, Inc. ....................      4.20%       04/01/26           368,949
        525,000  Newell Brands, Inc. ....................      5.50%       04/01/46           622,411
                                                                                       --------------
                                                                                            1,618,910
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.2%
        500,000  Procter & Gamble (The) Co. .............      2.15%       08/11/22           499,267


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 HOUSEHOLD PRODUCTS (CONTINUED)
$       500,000  Procter & Gamble (The) Co. .............      2.85%       08/11/27    $      498,631
        250,000  Proctor & Gamble (The) Co. .............      1.70%       11/03/21           247,383
        100,000  Proctor & Gamble (The) Co. .............      2.70%       02/02/26            99,471
        250,000  Proctor & Gamble (The) Co. .............      2.45%       11/03/26           242,199
                                                                                       --------------
                                                                                            1,586,951
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE
                    ELECTRICITY PRODUCERS - 0.2%
        250,000  NextEra Energy Capital Holdings, Inc. ..      2.30%       04/01/19           251,367
        525,000  NextEra Energy Capital Holdings, Inc. ..      2.40%       09/15/19           528,633
        500,000  NextEra Energy Capital Holdings, Inc. ..      3.55%       05/01/27           514,934
                                                                                       --------------
                                                                                            1,294,934
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.2%
        250,000  3M Co. .................................      1.63%       09/19/21           246,564
        250,000  3M Co. .................................      2.25%       09/19/26           237,021
        250,000  3M Co. .................................      2.88%       10/15/27           249,028
        250,000  3M Co. .................................      3.13%       09/19/46           227,175
        129,000  General Electric Co. ...................      6.75%       03/15/32           178,916
        425,000  General Electric Co. ...................      4.50%       03/11/44           476,897
                                                                                       --------------
                                                                                            1,615,601
                                                                                       --------------

                 INSURANCE - 1.0%
        300,000  AIG Global Funding (a)..................      2.15%       07/02/20           299,697
        400,000  American International Group, Inc. .....      3.38%       08/15/20           414,061
        200,000  American International Group, Inc. .....      4.13%       02/15/24           212,685
        100,000  American International Group, Inc. .....      3.90%       04/01/26           104,301
        300,000  American International Group, Inc. .....      6.25%       05/01/36           384,599
        490,000  Chubb INA Holdings, Inc. ...............      2.30%       11/03/20           493,804
        200,000  Chubb INA Holdings, Inc. ...............      2.88%       11/03/22           203,835
        350,000  Chubb INA Holdings, Inc. ...............      3.35%       05/03/26           359,219
        600,000  Chubb INA Holdings, Inc. ...............      4.35%       11/03/45           660,992
        200,000  CNA Financial Corp. ....................      3.45%       08/15/27           198,244
        100,000  MetLife, Inc. ..........................      3.00%       03/01/25           100,341
        150,000  MetLife, Inc. ..........................      3.60%       11/13/25           156,121
        300,000  MetLife, Inc. ..........................      4.88%       11/13/43           341,088
        170,000  MetLife, Inc. ..........................      4.60%       05/13/46           187,564
        325,000  Metropolitan Life Global Funding I
                    3 Mo. LIBOR + 0.43% (a) (b)..........      1.75%       12/19/18           326,621
        500,000  Metropolitan Life Global Funding I (a)..      1.75%       09/19/19           498,855
        500,000  Metropolitan Life Global Funding I (a)..      2.65%       04/08/22           504,662
        500,000  Metropolitan Life Global Funding I (a)..      3.45%       12/18/26           514,916
        250,000  Metropolitan Life Global Funding I (a)..      3.00%       09/19/27           247,511
        275,000  Prudential Financial, Inc. .............      4.60%       05/15/44           304,175
        500,000  Travelers (The) Cos., Inc. .............      4.00%       05/30/47           519,328
                                                                                       --------------
                                                                                            7,032,619
                                                                                       --------------

                 IT SERVICES - 0.8%
        250,000  IBM Credit LLC .........................      1.63%       09/06/19           249,879
        250,000  IBM Credit LLC .........................      1.80%       01/20/21           248,539
        250,000  IBM Credit LLC .........................      2.20%       09/08/22           248,111


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 IT SERVICES (CONTINUED)
$       500,000  International Business Machines Corp. ..      1.63%       05/15/20    $      498,027
        100,000  International Business Machines Corp. ..      3.63%       02/12/24           105,020
        600,000  Visa, Inc. .............................      2.20%       12/14/20           606,399
        500,000  Visa, Inc. .............................      2.15%       09/15/22           498,985
        950,000  Visa, Inc. .............................      2.80%       12/14/22           972,099
        550,000  Visa, Inc. .............................      3.15%       12/14/25           564,071
        250,000  Visa, Inc. .............................      2.75%       09/15/27           245,994
        303,000  Visa, Inc. .............................      4.15%       12/14/35           331,359
        450,000  Visa, Inc. .............................      4.30%       12/14/45           499,241
        500,000  Visa, Inc. .............................      3.65%       09/15/47           498,601
                                                                                       --------------
                                                                                            5,566,325
                                                                                       --------------

                 MACHINERY - 0.1%
        490,000  Parker-Hannifin Corp. (a)...............      3.25%       03/01/27           494,574
        245,000  Parker-Hannifin Corp. (a)...............      4.10%       03/01/47           251,979
                                                                                       --------------
                                                                                              746,553
                                                                                       --------------

                 MEDIA - 1.2%
        500,000  CBS Corp. ..............................      3.38%       02/15/28           486,550
        610,000  Charter Communications Operating
                    LLC/Charter Communications
                    Operating Capital ...................      4.91%       07/23/25           653,132
        250,000  Charter Communications Operating
                    LLC/Charter Communications
                    Operating Capital (a) ...............      4.20%       03/15/28           253,498
        750,000  Charter Communications Operating
                    LLC/Charter Communications
                    Operating Capital ...................      6.48%       10/23/45           883,316
        250,000  Charter Communications Operating
                    LLC/Charter Communications
                    Operating Capital (a) ...............      5.38%       05/01/47           260,687
        200,000  Comcast Corp. ..........................      3.15%       03/01/26           200,109
        300,000  Comcast Corp. ..........................      2.35%       01/15/27           280,358
        300,000  Comcast Corp. ..........................      3.15%       02/15/28           299,287
        100,000  Comcast Corp. ..........................      4.60%       08/15/45           110,283
        250,000  Comcast Corp. ..........................      3.40%       07/15/46           231,039
        250,000  Comcast Corp. ..........................      4.00%       08/15/47           254,895
        250,000  Cox Communications, Inc. (a)............      3.50%       08/15/27           246,550
        250,000  Discovery Communications LLC ...........      2.95%       03/20/23           250,971
        250,000  Discovery Communications LLC ...........      3.95%       03/20/28           248,736
        250,000  Discovery Communications LLC ...........      5.00%       09/20/37           254,642
        275,000  Discovery Communications LLC ...........      5.20%       09/20/47           280,114
        100,000  Time Warner, Inc. ......................      2.95%       07/15/26            94,627
        200,000  Time Warner, Inc. ......................      6.50%       11/15/36           241,953
         50,000  Time Warner, Inc. ......................      4.85%       07/15/45            51,007
      1,000,000  Walt Disney (The) Co. ..................      0.88%       07/12/19           985,086
        100,000  Walt Disney (The) Co. ..................      2.15%       09/17/20           100,792
        150,000  Walt Disney (The) Co. ..................      3.00%       02/13/26           151,182
        350,000  Walt Disney (The) Co. ..................      1.85%       07/30/26           322,339


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 MEDIA (CONTINUED)
$       500,000  Walt Disney (The) Co. ..................      2.95%       06/15/27    $      500,245
        475,000  Walt Disney (The) Co. ..................      4.13%       06/01/44           499,213
        250,000  Walt Disney (The) Co. ..................      3.00%       07/30/46           217,840
                                                                                       --------------
                                                                                            8,358,451
                                                                                       --------------

                 METALS & MINING - 0.1%
        250,000  Glencore Funding LLC (a)................      4.13%       05/30/23           260,590
        250,000  Glencore Funding LLC (a)................      4.00%       03/27/27           251,996
                                                                                       --------------
                                                                                              512,586
                                                                                       --------------

                 MULTI-UTILITIES - 1.2%
        500,000  CenterPoint Energy, Inc. ...............      2.50%       09/01/22           499,545
        493,000  CMS Energy Corp. .......................      3.00%       05/15/26           481,891
        100,000  CMS Energy Corp. .......................      4.88%       03/01/44           111,964
         95,000  Consolidated Edison Co. of New York,
                    Inc. ................................      4.50%       12/01/45           105,486
        335,000  Consolidated Edison Co. of New York,
                    Inc. ................................      4.45%       03/15/44           372,349
        185,000  Consolidated Edison Co. of New York,
                    Inc. ................................      3.85%       06/15/46           188,067
        500,000  Consolidated Edison Co. of New York,
                    Inc. ................................      3.88%       06/15/47           514,377
        250,000  Consolidated Edison Co. of New York,
                    Inc. ................................      4.30%       12/01/56           266,295
        250,000  Consolidated Edison, Inc. ..............      2.00%       03/15/20           250,040
        100,000  Consolidated Edison, Inc. ..............      2.00%       05/15/21            99,110
      1,000,000  Dominion Energy, Inc. ..................      2.58%       07/01/20         1,009,010
        250,000  Dominion Resources, Inc. ...............      1.88%       01/15/19           249,762
        250,000  Dominion Resources, Inc. ...............      1.60%       08/15/19           248,503
        200,000  Dominion Resources, Inc. ...............      5.20%       08/15/19           211,461
        250,000  Dominion Resources, Inc. ...............      2.75%       01/15/22           252,575
        495,000  Dominion Resources, Inc. ...............      4.70%       12/01/44           541,846
        500,000  NiSource Finance Corp. .................      3.49%       05/15/27           507,105
        750,000  NiSource Finance Corp. .................      4.38%       05/15/47           790,205
        500,000  NiSource Finance Corp. .................      3.95%       03/30/48           494,950
        250,000  Public Service Enterprise Group, Inc. ..      1.60%       11/15/19           247,401
        250,000  Public Service Enterprise Group, Inc. ..      2.00%       11/15/21           244,998
        500,000  Southern Co. Gas Capital Corp. .........      2.45%       10/01/23           489,773
        500,000  Southern Co. Gas Capital Corp. .........      3.95%       10/01/46           479,396
                                                                                       --------------
                                                                                            8,656,109
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 3.9%
        150,000  Anadarko Petroleum Corp. ...............      5.55%       03/15/26           167,806
        761,000  Anadarko Petroleum Corp. ...............      6.45%       09/15/36           902,869
        344,000  Anadarko Petroleum Corp. ...............      6.60%       03/15/46           427,406
        250,000  Andeavor Logistics L.P./Tesoro Logistics
                    Finance Corp. ......................       5.25%       01/15/25           268,750
        250,000  Boardwalk Pipelines L.P. ...............      5.95%       06/01/26           280,136
        750,000  Boardwalk Pipelines L.P. ...............      4.45%       07/15/27           765,152


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       550,000  Chevron Corp. ..........................      1.56%       05/16/19    $      549,353
        175,000  Chevron Corp. ..........................      2.19%       11/15/19           176,700
        250,000  Chevron Corp.
                    3 Mo. LIBOR + 0.21% (b)..............      1.53%       03/03/20           250,795
        750,000  Chevron Corp. ..........................      2.10%       05/16/21           750,750
        182,000  Chevron Corp.
                    3 Mo. LIBOR + 0.53% (b)..............      1.85%       03/03/22           183,684
        550,000  Chevron Corp. ..........................      2.57%       05/16/23           553,744
        500,000  Chevron Corp. ..........................      2.90%       03/03/24           507,476
        150,000  Chevron Corp. ..........................      3.33%       11/17/25           154,364
      1,360,000  Chevron Corp. ..........................      2.95%       05/16/26         1,359,346
        500,000  Cimarex Energy Co. .....................      3.90%       05/15/27           510,061
        225,000  ConocoPhillips .........................      6.50%       02/01/39           300,966
        250,000  ConocoPhillips Co. .....................      5.95%       03/15/46           322,580
        325,000  Devon Energy Corp. .....................      3.25%       05/15/22           329,178
        500,000  Enable Midstream Partners L.P. .........      4.40%       03/15/27           509,514
        185,000  Enbridge Energy Partners L.P. ..........      5.50%       09/15/40           194,069
        400,000  Enbridge Energy Partners L.P. ..........      7.38%       10/15/45           517,022
        400,000  Energy Transfer Partners L.P. ..........      3.60%       02/01/23           407,253
        250,000  Energy Transfer Partners L.P. ..........      4.20%       04/15/27           253,609
        175,000  Energy Transfer Partners L.P. ..........      6.50%       02/01/42           198,628
        250,000  Energy Transfer Partners L.P. ..........      5.30%       04/15/47           251,495
        250,000  EnLink Midstream Partners L.P. .........      5.45%       06/01/47           259,001
        100,000  Exxon Mobil Corp. ......................      1.71%       03/01/19           100,106
        500,000  Exxon Mobil Corp. ......................      2.22%       03/01/21           504,019
        150,000  Exxon Mobil Corp. ......................      2.71%       03/06/25           150,754
        200,000  Exxon Mobil Corp. ......................      3.04%       03/01/26           203,647
        825,000  Exxon Mobil Corp. ......................      4.11%       03/01/46           893,688
        220,000  Kinder Morgan Energy Partners L.P. .....      3.50%       03/01/21           225,619
        100,000  Kinder Morgan Energy Partners L.P. .....      4.15%       02/01/24           103,795
        175,000  Kinder Morgan Energy Partners L.P. .....      6.95%       01/15/38           212,887
        800,000  Kinder Morgan, Inc. ....................      3.05%       12/01/19           814,876
        500,000  Kinder Morgan, Inc. ....................      3.15%       01/15/23           503,297
        715,000  Kinder Morgan, Inc. ....................      4.30%       06/01/25           750,167
        300,000  Kinder Morgan, Inc. ....................      5.55%       06/01/45           324,396
        650,000  Kinder Morgan, Inc. ....................      5.05%       02/15/46           667,508
        250,000  Magellan Midstream Partners L.P. .......      4.20%       10/03/47           248,023
        250,000  Marathon Oil Corp. .....................      3.85%       06/01/25           248,666
        500,000  Marathon Oil Corp. .....................      4.40%       07/15/27           510,851
        259,000  Marathon Oil Corp. .....................      5.20%       06/01/45           261,775
        600,000  MPLX L.P. ..............................      4.13%       03/01/27           612,067
        500,000  MPLX L.P. ..............................      5.20%       03/01/47           525,487
        250,000  Noble Energy, Inc. .....................      3.85%       01/15/28           251,011
        250,000  Noble Energy, Inc. .....................      4.95%       08/15/47           255,850
        400,000  ONEOK Partners L.P. ....................      3.38%       10/01/22           404,464
        500,000  ONEOK Partners L.P. ....................      4.90%       03/15/25           535,546
        250,000  ONEOK, Inc. ............................      4.00%       07/13/27           253,599
        250,000  ONEOK, Inc. ............................      4.95%       07/13/47           251,628
        250,000  Phillips 66 Partners L.P. ..............      3.55%       10/01/26           245,045


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       250,000  Phillips 66 Partners L.P. ..............      4.90%       10/01/46    $      251,177
        300,000  Plains All American Pipeline L.P./PAA
                    Finance Corp. .......................      4.65%       10/15/25           309,449
        250,000  Plains All American Pipeline L.P./PAA
                    Finance Corp. .......................      4.50%       12/15/26           254,192
        500,000  Sabine Pass Liquefaction LLC ...........      5.00%       03/15/27           533,676
        250,000  Sabine Pass Liquefaction LLC ...........      4.20%       03/15/28           252,525
        350,000  Spectra Energy Capital LLC .............      3.30%       03/15/23           351,761
        100,000  Sunoco Logistics Partners Operations
                    L.P. ................................      4.40%       04/01/21           105,582
        350,000  Sunoco Logistics Partners Operations
                    L.P. ................................      3.90%       07/15/26           347,865
        500,000  Sunoco Logistics Partners Operations
                    L.P. ................................      4.00%       10/01/27           499,141
        500,000  Sunoco Logistics Partners Operations
                    L.P. ................................      5.40%       10/01/47           510,493
        500,000  TC PipeLines L.P. ......................      3.90%       05/25/27           501,798
        300,000  Williams Partners L.P. .................      3.60%       03/15/22           310,265
        250,000  Williams Partners L.P. .................      3.90%       01/15/25           255,532
         95,000  Williams Partners L.P. .................      4.00%       09/15/25            97,330
        250,000  Williams Partners L.P. .................      3.75%       06/15/27           250,142
        625,000  Williams Partners L.P. .................      4.90%       01/15/45           634,489
        270,000  Williams Partners L.P. .................      5.10%       09/15/45           284,863
                                                                                       --------------
                                                                                           27,160,758
                                                                                       --------------

                 PHARMACEUTICALS - 0.3%
        250,000  Johnson & Johnson ......................      2.95%       03/03/27           253,599
        250,000  Johnson & Johnson ......................      3.63%       03/03/37           260,322
        250,000  Johnson & Johnson ......................      3.75%       03/03/47           262,044
        125,000  Merck & Co., Inc. ......................      1.85%       02/10/20           125,196
        300,000  Merck & Co., Inc. ......................      2.75%       02/10/25           301,219
        450,000  Merck & Co., Inc. ......................      3.70%       02/10/45           457,977
        100,000  Pfizer, Inc. ...........................      1.70%       12/15/19            99,979
                                                                                       --------------
                                                                                            1,760,336
                                                                                       --------------

                 ROAD & RAIL - 0.6%
        425,000  CSX Corp. ..............................      3.40%       08/01/24           436,516
        350,000  CSX Corp. ..............................      2.60%       11/01/26           334,832
        250,000  CSX Corp. ..............................      3.80%       11/01/46           241,449
        200,000  CSX Corp. ..............................      4.50%       08/01/54           204,781
        250,000  CSX Corp. ..............................      4.25%       11/01/66           240,133
        250,000  Norfolk Southern Corp. .................      2.90%       06/15/26           248,269
        250,000  Ryder System, Inc. .....................      2.25%       09/01/21           248,152
        500,000  Ryder System, Inc. .....................      2.80%       03/01/22           505,116
        300,000  Union Pacific Corp. ....................      3.75%       03/15/24           318,526
        100,000  Union Pacific Corp. ....................      2.75%       03/01/26            98,935
        250,000  Union Pacific Corp. ....................      3.00%       04/15/27           251,808
        183,000  Union Pacific Corp. ....................      4.15%       01/15/45           193,803
        225,000  Union Pacific Corp. ....................      4.05%       03/01/46           234,680
        250,000  Union Pacific Corp. ....................      4.10%       09/15/67           251,348
                                                                                       --------------
                                                                                            3,808,348
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
$       250,000  Applied Materials, Inc. ................      3.30%       04/01/27    $      254,933
        350,000  Applied Materials, Inc. ................      4.35%       04/01/47           375,486
        250,000  Intel Corp.
                    3 Mo. LIBOR + 0.08% (b)..............      1.39%       05/11/20           250,272
        250,000  Intel Corp. ............................      1.85%       05/11/20           250,623
        100,000  Intel Corp. ............................      1.70%       05/19/21            99,098
        250,000  Intel Corp.
                    3 Mo. LIBOR + 0.35% (b)..............      1.66%       05/11/22           250,861
        250,000  Intel Corp. ............................      2.35%       05/11/22           251,946
        100,000  Intel Corp. ............................      3.10%       07/29/22           104,083
        375,000  Intel Corp. ............................      2.70%       12/15/22           382,649
        500,000  Intel Corp. ............................      2.88%       05/11/24           506,561
        100,000  Intel Corp. ............................      2.60%       05/19/26            97,257
        250,000  Intel Corp. ............................      3.15%       05/11/27           254,167
        150,000  Intel Corp. ............................      4.90%       07/29/45           179,674
        300,000  Intel Corp. ............................      4.10%       05/19/46           315,553
        500,000  Intel Corp. ............................      4.10%       05/11/47           530,023
                                                                                       --------------
                                                                                            4,103,186
                                                                                       --------------

                 SOFTWARE - 1.0%
        250,000  Microsoft Corp. ........................      1.10%       08/08/19           247,838
        250,000  Microsoft Corp. ........................      1.85%       02/06/20           251,115
        150,000  Microsoft Corp. ........................      2.00%       11/03/20           150,923
        250,000  Microsoft Corp. ........................      1.55%       08/08/21           245,722
        800,000  Microsoft Corp. ........................      2.40%       02/06/22           809,211
        150,000  Microsoft Corp. ........................      3.63%       12/15/23           159,853
        250,000  Microsoft Corp. ........................      2.88%       02/06/24           255,696
        200,000  Microsoft Corp. ........................      3.13%       11/03/25           205,701
        100,000  Microsoft Corp. ........................      2.40%       08/08/26            96,771
        500,000  Microsoft Corp. ........................      3.30%       02/06/27           518,311
        100,000  Microsoft Corp. ........................      3.45%       08/08/36           100,928
        250,000  Microsoft Corp. ........................      4.10%       02/06/37           271,471
        275,000  Microsoft Corp. ........................      4.45%       11/03/45           310,478
        350,000  Microsoft Corp. ........................      3.70%       08/08/46           353,883
        450,000  Microsoft Corp. ........................      4.25%       02/06/47           498,796
        100,000  Oracle Corp. ...........................      2.25%       10/08/19           101,270
        200,000  Oracle Corp. ...........................      1.90%       09/15/21           198,653
        100,000  Oracle Corp. ...........................      2.50%       05/15/22           101,533
        500,000  Oracle Corp. ...........................      2.40%       09/15/23           497,580
        250,000  Oracle Corp. ...........................      3.40%       07/08/24           260,588
        350,000  Oracle Corp. ...........................      2.65%       07/15/26           344,196
        400,000  Oracle Corp. ...........................      5.38%       07/15/40           497,620
        350,000  Oracle Corp. ...........................      4.00%       07/15/46           363,076
        250,000  VMware, Inc. ...........................      2.95%       08/21/22           251,773
                                                                                       --------------
                                                                                            7,092,986
                                                                                       --------------

                 SPECIALTY RETAIL - 0.7%
        500,000  Home Depot (The), Inc. .................      2.00%       04/01/21           500,530
        770,000  Home Depot (The), Inc. .................      4.40%       04/01/21           826,949


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 SPECIALTY RETAIL (CONTINUED)
$       100,000  Home Depot (The), Inc. .................      3.35%       09/15/25    $      103,539
        550,000  Home Depot (The), Inc. .................      3.00%       04/01/26           552,520
        250,000  Home Depot (The), Inc. .................      2.13%       09/15/26           235,049
        250,000  Home Depot (The), Inc. .................      2.80%       09/14/27           245,522
        100,000  Home Depot (The), Inc. .................      4.40%       03/15/45           110,355
        500,000  Home Depot (The), Inc. .................      4.25%       04/01/46           539,656
        500,000  Home Depot (The), Inc. .................      3.90%       06/15/47           510,771
        250,000  Home Depot (The), Inc. .................      3.50%       09/15/56           231,241
        750,000  Lowe's Cos., Inc. ......................      3.10%       05/03/27           746,685
                                                                                       --------------
                                                                                            4,602,817
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
        250,000  Apple, Inc.
                    3 Mo. LIBOR + 0.08% (b)..............      1.39%       02/08/19           250,237
        250,000  Apple, Inc. ............................      1.10%       08/02/19           247,907
        250,000  Apple, Inc. ............................      1.50%       09/12/19           249,602
        250,000  Apple, Inc.
                    3 Mo. LIBOR + 0.20% (b)..............      1.51%       02/07/20           250,548
        450,000  Apple, Inc. ............................      2.85%       05/06/21           462,647
        250,000  Apple, Inc. ............................      1.55%       08/04/21           245,224
        110,000  Apple, Inc.
                    3 Mo. LIBOR + 0.50% (b)..............      1.81%       02/09/22           111,579
        250,000  Apple, Inc. ............................      2.10%       09/12/22           248,372
        375,000  Apple, Inc. ............................      2.40%       05/03/23           374,580
        250,000  Apple, Inc. ............................      3.00%       02/09/24           256,404
        500,000  Apple, Inc. ............................      2.85%       05/11/24           506,517
        100,000  Apple, Inc. ............................      2.45%       08/04/26            96,599
        250,000  Apple, Inc. ............................      3.35%       02/09/27           257,699
        500,000  Apple, Inc. ............................      3.20%       05/11/27           509,672
        250,000  Apple, Inc. ............................      2.90%       09/12/27           248,469
        100,000  Apple, Inc. ............................      4.45%       05/06/44           109,042
        100,000  Apple, Inc. ............................      3.45%       02/09/45            95,014
        100,000  Apple, Inc. ............................      4.65%       02/23/46           113,578
        600,000  Apple, Inc. ............................      4.25%       02/09/47           647,010
        250,000  Apple, Inc. ............................      3.75%       09/12/47           247,283
        500,000  Hewlett Packard Enterprise Co. (a)......      2.10%       10/04/19           500,414
        100,000  Hewlett Packard Enterprise Co. .........      3.60%       10/15/20           103,727
        150,000  Hewlett Packard Enterprise Co. .........      4.40%       10/15/22           160,025
        125,000  Hewlett Packard Enterprise Co. .........      4.90%       10/15/25           132,448
         50,000  Hewlett Packard Enterprise Co. .........      6.35%       10/15/45            53,172
                                                                                       --------------
                                                                                            6,477,769
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.0%
        250,000  NIKE, Inc. .............................      2.38%       11/01/26           237,473
                                                                                       --------------

                 TOBACCO - 0.1%
        250,000  BAT Capital Corp. (a)...................      3.22%       08/15/24           250,991
        250,000  BAT Capital Corp. (a)...................      3.56%       08/15/27           253,025
        250,000  BAT Capital Corp. (a)...................      4.39%       08/15/37           257,392


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 TOBACCO (CONTINUED)
$       250,000  BAT Capital Corp. (a)...................      4.54%       08/15/47    $      258,287
                                                                                       --------------
                                                                                            1,019,695
                                                                                       --------------

                 WATER UTILITIES - 0.1%
        250,000  American Water Capital Corp. ...........      2.95%       09/01/27           249,398
        250,000  American Water Capital Corp. ...........      3.75%       09/01/47           249,706
                                                                                       --------------
                                                                                              499,104
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES.....................................     275,548,395
                 (Cost $272,090,391)                                                   --------------

FOREIGN CORPORATE BONDS AND NOTES - 1.7%

                 BANKS - 0.5%
        500,000  HSBC Holdings PLC
                    3 Mo. LIBOR + 2.24% (b)..............      3.56%       03/08/21           526,431
        700,000  HSBC Holdings PLC
                    3 Mo. LIBOR + 1.66% (b)..............      2.98%       05/25/21           725,751
        475,000  HSBC Holdings PLC ......................      2.65%       01/05/22           477,032
        200,000  HSBC Holdings PLC (c)...................      3.26%       03/13/23           204,261
        625,000  HSBC Holdings PLC ......................      3.90%       05/25/26           654,839
        350,000  HSBC Holdings PLC ......................      4.38%       11/23/26           365,552
        200,000  HSBC Holdings PLC (c)...................      4.04%       03/13/28           209,062
        250,000  Royal Bank of Scotland Group PLC (c)....      3.50%       05/15/23           251,801
                                                                                       --------------
                                                                                            3,414,729
                                                                                       --------------

                 CAPITAL MARKETS - 0.1%
        500,000  Credit Suisse Group AG (a)..............      3.57%       01/09/23           512,533
        250,000  UBS Group Funding Switzerland AG
                    3 Mo. LIBOR + 1.22% (a) (b)..........      2.53%       05/23/23           254,066
                                                                                       --------------
                                                                                              766,599
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.1%
        444,000  GE Capital International Funding Co.
                    Unlimited Co. .......................      4.42%       11/15/35           483,724
        250,000  Shell International Finance, B.V. ......      4.00%       05/10/46           253,493
        250,000  Shell International Finance, B.V. ......      3.75%       09/12/46           241,475
                                                                                       --------------
                                                                                              978,692
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
        250,000  Telefonica Emisiones SAU ...............      4.10%       03/08/27           259,158
        500,000  Telefonica Emisiones SAU ...............      5.21%       03/08/47           552,427
                                                                                       --------------
                                                                                              811,585
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0%
        250,000  Tyco Electronics Group S.A. ............      3.13%       08/15/27           249,836
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
$       250,000  Medtronic Global Holdings SCA ..........      1.70%       03/28/19    $      249,922
        250,000  Medtronic Global Holdings SCA ..........      3.35%       04/01/27           257,276
                                                                                       --------------
                                                                                              507,198
                                                                                       --------------

                 METALS & MINING - 0.2%
        250,000  Anglo American Capital PLC (a)..........      3.63%       09/11/24           249,680
        250,000  Anglo American Capital PLC (a)..........      4.00%       09/11/27           247,484
        330,000  BHP Billiton Finance USA, Ltd. .........      5.00%       09/30/43           390,202
        186,000  Rio Tinto Finance USA, Ltd. ............      3.75%       06/15/25           196,309
        350,000  Vale Overseas, Ltd. ....................      6.25%       08/10/26           398,020
                                                                                       --------------
                                                                                            1,481,695
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.5%
        100,000  BP Capital Markets PLC .................      3.12%       05/04/26           100,077
        500,000  Canadian Natural Resources, Ltd. .......      2.95%       01/15/23           497,679
        100,000  Canadian Natural Resources, Ltd. .......      3.80%       04/15/24           102,977
        500,000  Canadian Natural Resources, Ltd. .......      3.85%       06/01/27           506,473
        500,000  Canadian Natural Resources, Ltd. .......      4.95%       06/01/47           526,316
        100,000  Cenovus Energy, Inc. (a)................      5.40%       06/15/47            99,698
        250,000  Enbridge, Inc. .........................      2.90%       07/15/22           251,738
        250,000  Enbridge, Inc. .........................      4.25%       12/01/26           263,417
        250,000  Enbridge, Inc. .........................      3.70%       07/15/27           253,971
        250,000  Enbridge, Inc. .........................      5.50%       12/01/46           288,279
        200,000  Petroleos Mexicanos (a).................      5.38%       03/13/22           213,940
                                                                                       --------------
                                                                                            3,104,565
                                                                                       --------------

                 PHARMACEUTICALS - 0.1%
        300,000  Allergan Funding SCS ...................      3.45%       03/15/22           311,383
        300,000  Allergan Funding SCS ...................      3.80%       03/15/25           312,043
                                                                                       --------------
                                                                                              623,426
                                                                                       --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................      11,938,325
                 (Cost $11,570,527)                                                    --------------

U.S. GOVERNMENT BONDS AND NOTES - 0.7%
        575,000  U.S. Treasury Bond .....................      3.00%       05/15/47           591,790
        500,000  U.S. Treasury Note (d) .................      0.88%       10/15/17           499,973
        250,000  U.S. Treasury Note .....................      1.38%       09/15/20           248,296
      1,390,000  U.S. Treasury Note .....................      1.88%       07/31/22         1,387,149
        905,000  U.S. Treasury Note .....................      1.63%       08/31/22           892,680
        345,000  U.S. Treasury Note .....................      1.88%       08/31/24           338,902
        700,000  U.S. Treasury Note .....................      2.25%       08/15/27           695,338
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       4,654,128
                 (Cost $4,676,289)                                                     --------------


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                                            ANNUALIZED
   PRINCIPAL                                              YIELD ON DATE     STATED
     VALUE                     DESCRIPTION                 OF PURCHASE     MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
COMMERCIAL PAPER - 0.3%

                 OIL, GAS & CONSUMABLE FUELS - 0.3%
$     1,700,000  Plains Midstream Canada ................      2.20%       10/02/17    $    1,699,770
        300,000  Public Service Enterprise Group ........      1.25%       10/02/17           299,969
                                                                                       --------------
                 TOTAL COMMERCIAL PAPER..............................................       1,999,739
                 (Cost $1,999,886)                                                     --------------

                 TOTAL INVESTMENTS - 99.3%...........................................     688,696,342
                 (Cost $634,985,167) (e)

                 NET OTHER ASSETS AND LIABILITIES - 0.7%.............................       4,958,666
                                                                                       --------------
                 NET ASSETS - 100.0%.................................................  $  693,655,008
                                                                                       ==============


FUTURES CONTRACTS (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                                     NUMBER OF       EXPIRATION                    (DEPRECIATION)/
        FUTURES CONTRACTS             POSITION       CONTRACTS          DATE       NOTIONAL VALUE      VALUE
---------------------------------  --------------  --------------  --------------  --------------  --------------
U.S. Treasury 5-Year Notes             Short             40           Dec-2017     $    4,700,000  $       31,875
U.S. Treasury 10-Year Notes            Short             13           Dec-2017          1,629,063          18,586
U.S. Treasury CME Ultra Long Term
   Bonds                               Short              8           Dec-2017          1,321,000          24,250
U.S. Treasury Ultra 10-Year Notes      Short             92           Dec-2017         12,358,187         166,031
                                                                                   --------------  --------------
         Total Futures Contracts                                                   $   20,008,250  $      240,742
                                                                                   ==============  ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At September 30, 2017, securities noted as such amounted to $13,252,798 or 1.9% of net assets.

(b)   Floating or variable rate security.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) All or a portion of this security is segregated as collateral for open futures contracts.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $60,643,125 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,691,208. The net unrealized appreciation was $53,951,917. The amounts presented are inclusive of derivative contracts.


                        See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                       TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     9/30/2017         PRICES          INPUTS          INPUTS
                                                  ---------------  --------------  --------------  --------------
Common Stocks*..................................  $   394,555,755  $  394,555,755  $           --  $           --
Corporate Bonds and Notes*......................      275,548,395              --     275,548,395              --
Foreign Corporate Bonds and Notes*..............       11,938,325              --      11,938,325              --
U.S. Government Bonds and Notes.................        4,654,128              --       4,654,128              --
Commercial Paper*...............................        1,999,739              --       1,999,739              --
                                                  ---------------  --------------  --------------  --------------
Total Investments...............................      688,696,342     394,555,755     294,140,587              --
Futures Contracts...............................          240,742         240,742              --              --
                                                  ---------------  --------------  --------------  --------------
Total...........................................  $   688,937,084  $  394,796,497  $  294,140,587  $           --
                                                  ===============  ==============  ==============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Common Stocks                                        56.9%
Corporate Bonds & Notes                              39.7
Foreign Corporate Bonds & Notes                       1.7
U.S. Government Bonds & Notes                         0.7
Commercial Paper                                      0.3
                                                    ------
Total Investments                                    99.3
Net Other Assets & Liabilities                        0.7
                                                    ------
Net Assets                                          100.0%
                                                    ======


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 35.2%

                 CAPITAL MARKETS -- 35.2%
         67,390  First Trust Preferred Securities and Income ETF (a).................  $    1,353,191
         51,705  First Trust Senior Loan Fund (a)....................................       2,491,664
         23,390  First Trust Tactical High Yield ETF (a).............................       1,147,513
            726  iShares 20+ Year Treasury Bond ETF..................................          90,576
            330  iShares 7-10 Year Treasury Bond ETF.................................          35,151
          5,020  iShares Floating Rate Bond ETF......................................         255,719
         12,225  iShares iBoxx $ Investment Grade Corporate Bond ETF.................       1,482,037
              1  Vanguard Mortgage-Backed Securities ETF.............................              53
                                                                                       --------------
                 TOTAL EXCHANGE-TRADED FUNDS.........................................       6,855,904
                 (Cost $6,783,400)                                                     --------------

COMMON STOCKS -- 21.9%

                 AEROSPACE & DEFENSE -- 0.8%
            386  General Dynamics Corp...............................................          79,354
            440  Raytheon Co.........................................................          82,095
                                                                                       --------------
                                                                                              161,449
                                                                                       --------------

                 BANKS -- 1.6%
            987  JPMorgan Chase & Co.................................................          94,268
          1,347  U.S. Bancorp........................................................          72,186
          1,410  Webster Financial Corp..............................................          74,096
          1,188  Wells Fargo & Co....................................................          65,518
                                                                                       --------------
                                                                                              306,068
                                                                                       --------------

                 CAPITAL MARKETS -- 0.3%
            151  BlackRock, Inc......................................................          67,511
                                                                                       --------------

                 CHEMICALS -- 0.6%
            441  International Flavors & Fragrances, Inc.............................          63,023
            545  LyondellBasell Industries N.V., Class A.............................          53,982
                                                                                       --------------
                                                                                              117,005
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT -- 0.4%
          2,110  Cisco Systems, Inc..................................................          70,959
                                                                                       --------------

                 CONSUMER FINANCE -- 0.4%
            860  Capital One Financial Corp..........................................          72,808
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
          1,008  Verizon Communications, Inc.........................................          49,886
                                                                                       --------------

                 ELECTRIC UTILITIES -- 1.7%
            541  Alliant Energy Corp.................................................          22,489
            424  American Electric Power Co., Inc....................................          29,782
            285  Duke Energy Corp....................................................          23,917
            811  Edison International................................................          62,585
            849  Emera, Inc. (CAD)...................................................          32,157
            494  Eversource Energy...................................................          29,857
            450  Fortis, Inc. (CAD)..................................................          16,150
            882  Hydro One Ltd. (CAD) (b)............................................          16,060
            413  NextEra Energy, Inc.................................................          60,525
            616  Southern (The) Co...................................................          30,270
                                                                                       --------------
                                                                                              323,792
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 ELECTRICAL EQUIPMENT -- 0.3%
            819  Eaton Corp. PLC.....................................................  $       62,891
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES -- 0.2%
            521  Schlumberger Ltd....................................................          36,345
                                                                                       --------------

                 FOOD & STAPLES RETAILING -- 0.6%
            623  CVS Health Corp.....................................................          50,662
            840  Wal-Mart Stores, Inc................................................          65,638
                                                                                       --------------
                                                                                              116,300
                                                                                       --------------

                 GAS UTILITIES -- 0.3%
            190  Atmos Energy Corp...................................................          15,930
            364  New Jersey Resources Corp...........................................          15,343
            650  UGI Corp............................................................          30,459
                                                                                       --------------
                                                                                               61,732
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
          1,463  Abbott Laboratories.................................................          78,066
            803  Medtronic PLC.......................................................          62,449
            865  STERIS PLC..........................................................          76,466
                                                                                       --------------
                                                                                              216,981
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES -- 0.4%
            540  Aetna, Inc..........................................................          85,865
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE -- 0.7%
          1,277  Carnival Corp.......................................................          82,456
            917  Starbucks Corp......................................................          49,252
                                                                                       --------------
                                                                                              131,708
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES -- 1.1%
          1,986  General Electric Co.................................................          48,022
            584  Honeywell International, Inc........................................          82,776
          1,151  Siemens AG, ADR.....................................................          81,433
                                                                                       --------------
                                                                                              212,231
                                                                                       --------------

                 INSURANCE -- 0.8%
            119  Brighthouse Financial, Inc. (c).....................................           7,235
          1,811  FNF Group...........................................................          85,950
          1,331  MetLife, Inc........................................................          69,145
                                                                                       --------------
                                                                                              162,330
                                                                                       --------------

                 IT SERVICES -- 0.8%
            664  Accenture PLC, Class A..............................................          89,686
            820  Fidelity National Information Services, Inc.........................          76,580
                                                                                       --------------
                                                                                              166,266
                                                                                       --------------

                 MACHINERY -- 0.3%
            338  Snap-on, Inc........................................................          50,365
                                                                                       --------------

                 MULTI-UTILITIES -- 0.8%
            937  National Grid PLC, ADR..............................................          58,759
            984  Public Service Enterprise Group, Inc................................          45,510
            392  Sempra Energy.......................................................          44,739
            236  WEC Energy Group, Inc...............................................          14,816
                                                                                       --------------
                                                                                              163,824
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS -- 3.7%
            527  Chevron Corp........................................................  $       61,923
          2,618  Enbridge Income Fund Holdings, Inc. (CAD)...........................          67,435
          1,464  Enbridge, Inc. (CAD)................................................          61,254
            811  Exxon Mobil Corp....................................................          66,486
          1,627  Inter Pipeline Ltd. (CAD)...........................................          33,707
          3,925  Kinder Morgan, Inc..................................................          75,282
          1,515  ONEOK, Inc..........................................................          83,946
          1,480  TOTAL S.A., ADR.....................................................          79,210
          3,753  TransCanada Corp. (CAD).............................................         185,511
                                                                                       --------------
                                                                                              714,754
                                                                                       --------------

                 PHARMACEUTICALS -- 1.1%
            766  Eli Lilly & Co......................................................          65,524
            614  Johnson & Johnson...................................................          79,826
            800  Novartis AG, ADR....................................................          68,680
                                                                                       --------------
                                                                                              214,030
                                                                                       --------------

                 ROAD & RAIL -- 0.3%
            568  Union Pacific Corp..................................................          65,871
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
            313  Broadcom Ltd........................................................          75,915
                                                                                       --------------

                 SOFTWARE -- 0.9%
          1,341  Microsoft Corp......................................................          99,891
          1,394  Oracle Corp.........................................................          67,400
                                                                                       --------------
                                                                                              167,291
                                                                                       --------------

                 SPECIALTY RETAIL -- 0.5%
            574  Home Depot (The), Inc...............................................          93,883
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.7%
            527  Apple, Inc..........................................................          81,221
            663  Western Digital Corp................................................          57,283
                                                                                       --------------
                                                                                              138,504
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
          1,001  NIKE, Inc., Class B.................................................          51,902
                                                                                       --------------

                 TOBACCO -- 0.6%
            856  Altria Group, Inc...................................................          54,288
            906  British American Tobacco PLC, ADR...................................          56,580
                                                                                       --------------
                                                                                              110,868
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................       4,269,334
                 (Cost $3,755,893)                                                     --------------

REAL ESTATE INVESTMENT TRUSTS -- 12.0%

                 DIVERSIFIED REITS -- 1.5%
          8,892  Lexington Realty Trust..............................................          90,876
            762  PS Business Parks, Inc..............................................         101,727
          2,852  Washington Real Estate Investment Trust.............................          93,432
                                                                                       --------------
                                                                                              286,035
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 HEALTH CARE REITS -- 1.4%
          1,230  National Health Investors, Inc......................................  $       95,067
          3,020  Omega Healthcare Investors, Inc.....................................          96,368
          4,556  Physicians Realty Trust.............................................          80,778
                                                                                       --------------
                                                                                              272,213
                                                                                       --------------

                 HOTEL & RESORT REITS -- 1.4%
          3,329  Hospitality Properties Trust........................................          94,843
          4,807  Host Hotels & Resorts, Inc..........................................          88,881
          5,891  Summit Hotel Properties, Inc........................................          94,197
                                                                                       --------------
                                                                                              277,921
                                                                                       --------------

                 INDUSTRIAL REITS -- 1.5%
          3,345  Duke Realty Corp....................................................          96,403
          1,697  Prologis, Inc.......................................................         107,692
          3,388  STAG Industrial, Inc................................................          93,068
                                                                                       --------------
                                                                                              297,163
                                                                                       --------------

                 OFFICE REITS -- 1.0%
          2,764  Corporate Office Properties Trust...................................          90,742
          1,786  Highwoods Properties, Inc...........................................          93,033
                                                                                       --------------
                                                                                              183,775
                                                                                       --------------

                 RESIDENTIAL REITS -- 1.9%
          2,098  Apartment Investment & Management Co., Class A......................          92,018
            492  AvalonBay Communities, Inc..........................................          87,783
          1,140  Equity LifeStyle Properties, Inc....................................          96,991
            906  Mid-America Apartment Communities, Inc..............................          96,833
                                                                                       --------------
                                                                                              373,625
                                                                                       --------------

                 RETAIL REITS -- 0.9%
          2,060  National Retail Properties, Inc.....................................          85,820
            542  Simon Property Group, Inc...........................................          87,267
                                                                                       --------------
                                                                                              173,087
                                                                                       --------------

                 SPECIALIZED REITS -- 2.4%
          1,713  CyrusOne, Inc.......................................................         100,947
            818  Digital Realty Trust, Inc...........................................          96,794
          1,216  EPR Properties......................................................          84,804
          1,161  Extra Space Storage, Inc............................................          92,787
          1,752  QTS Realty Trust, Inc., Class A.....................................          91,735
                                                                                       --------------
                                                                                              467,067
                                                                                       --------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS.................................       2,330,886
                 (Cost $2,105,719)                                                     --------------


     UNITS                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 10.8%

                 CHEMICALS -- 0.2%
          1,907  Westlake Chemical Partners, L.P.....................................          43,289
                                                                                       --------------

                 GAS UTILITIES -- 0.4%
          1,763  AmeriGas Partners, L.P..............................................          79,229
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.5%
          2,570  NextEra Energy Partners, L.P........................................         103,545
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

     UNITS                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS -- 9.7%
            738  Alliance Resource Partners, L.P.....................................  $       14,280
            461  Buckeye Partners, L.P...............................................          26,277
         10,283  Enbridge Energy Partners, L.P.......................................         164,322
         11,700  Enterprise Products Partners, L.P...................................         305,019
          1,655  EQT Midstream Partners, L.P.........................................         124,076
          4,429  Holly Energy Partners, L.P..........................................         147,929
          2,377  Magellan Midstream Partners, L.P....................................         168,910
            414  NGL Energy Partners, L.P............................................           4,782
          2,500  Phillips 66 Partners, L.P...........................................         131,400
          7,680  Plains All American Pipeline, L.P...................................         162,739
          3,873  Shell Midstream Partners, L.P.......................................         107,824
          4,178  Spectra Energy Partners, L.P........................................         185,420
            227  Tallgrass Energy Partners, L.P......................................          10,871
          3,538  TC PipeLines, L.P...................................................         185,108
            375  TransMontaigne Partners, L.P........................................          16,016
          3,143  Williams Partners, L.P..............................................         122,263
                                                                                       --------------
                                                                                            1,877,236
                                                                                       --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS...................................       2,103,299
                 (Cost $2,016,694)                                                     --------------


   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 9.9%

$        74,783  U.S. Treasury Inflation Indexed
                    Bond (d).............................      1.75%       01/15/28            83,782
         44,466  U.S. Treasury Inflation Indexed
                    Bond (d).............................      2.50%       01/15/29            53,726
         22,336  U.S. Treasury Inflation Indexed
                    Bond (d).............................      3.88%       04/15/29            30,349
         16,687  U.S. Treasury Inflation Indexed
                    Bond (d).............................      3.38%       04/15/32            23,030
         26,049  U.S. Treasury Inflation Indexed
                    Bond (d).............................      2.13%       02/15/40            32,821
         41,136  U.S. Treasury Inflation Indexed
                    Bond (d).............................      2.13%       02/15/41            52,119
         37,700  U.S. Treasury Inflation Indexed
                    Bond (d).............................      0.75%       02/15/42            36,482
         36,839  U.S. Treasury Inflation Indexed
                    Bond (d).............................      0.63%       02/15/43            34,483
         36,552  U.S. Treasury Inflation Indexed
                    Bond (d).............................      1.38%       02/15/44            40,388
         36,696  U.S. Treasury Inflation Indexed
                    Bond (d).............................      0.75%       02/15/45            35,048
         32,027  U.S. Treasury Inflation Indexed
                    Bond (d).............................      1.00%       02/15/46            32,536
         21,296  U.S. Treasury Inflation Indexed
                    Bond (d).............................      0.88%       02/15/47            21,014
         15,962  U.S. Treasury Inflation Indexed
                    Note (d).............................      2.13%       01/15/19            16,464
         89,739  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       04/15/19            90,090
         28,662  U.S. Treasury Inflation Indexed
                    Note (d).............................      1.88%       07/15/19            29,865
         33,281  U.S. Treasury Inflation Indexed
                    Note (d).............................      1.38%       01/15/20            34,482
         81,534  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       04/15/20            81,951
         56,123  U.S. Treasury Inflation Indexed
                    Note (d).............................      1.25%       07/15/20            58,494
         64,009  U.S. Treasury Inflation Indexed
                    Note (d).............................      1.13%       01/15/21            66,566
         72,300  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       04/15/21            72,547
         59,736  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.63%       07/15/21            61,409
         70,193  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       01/15/22            70,447
         41,269  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       04/15/22            41,284
         72,385  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       07/15/22            72,769
         67,873  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       01/15/23            67,737
         67,320  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.38%       07/15/23            68,236
         67,144  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.63%       01/15/24            68,599
         65,155  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       07/15/24            64,535


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$        66,145  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.25%       01/15/25    $       65,526
         56,491  U.S. Treasury Inflation Indexed
                    Note (d).............................      2.38%       01/15/25            64,570
         66,064  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.38%       07/15/25            66,111
         67,995  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.63%       01/15/26            68,953
         37,617  U.S. Treasury Inflation Indexed
                    Note (d).............................      2.00%       01/15/26            42,332
         58,211  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.13%       07/15/26            56,642
         60,803  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.38%       01/15/27            60,158
         30,953  U.S. Treasury Inflation Indexed
                    Note (d).............................      2.38%       01/15/27            36,208
         22,016  U.S. Treasury Inflation Indexed
                    Note (d).............................      0.38%       07/15/27            21,818
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       1,923,571
                 (Cost $1,925,574)                                                     --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 8.1%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
                 Fannie Mae REMICS
              4     Series 1988-16, Class B..............      9.50%       06/25/18                 4
            372     Series 1988-30, Class D..............      9.50%       12/25/18               381
            186     Series 1989-69, Class G..............      7.60%       10/25/19               191
            580     Series 1989-82, Class G..............      8.40%       11/25/19               610
          6,612     Series 1990-37, Class K..............      9.50%       04/25/20             6,808
          2,256     Series 1990-109, Class J.............      7.00%       09/25/20             2,362
          1,021     Series 1992-24, Class Z..............      6.50%       04/25/22             1,085
             18     Series 1992-44, Class ZQ.............      8.00%       07/25/22                18
          2,412     Series 1993-1, Class KA..............      7.90%       01/25/23             2,658
          1,634     Series 1993-62, Class E..............      7.00%       04/25/23             1,769
            578     Series 1993-119, Class H.............      6.50%       07/25/23               625
          3,733     Series 1993-178, Class PK............      6.50%       09/25/23             4,055
          3,679     Series 1995-24, Class G..............      6.50%       04/25/23             3,942
          2,184     Series 1999-56, Class Z..............      7.00%       12/18/29             2,448
         41,024     Series 2002-9, Class MS, IO, 1 Mo.
                       LIBOR x -1 + 8.10 (e).............      6.86%       03/25/32             8,020
          1,819     Series 2002-67, Class PE.............      5.50%       11/25/32             2,029
          5,132     Series 2002-90, Class A1.............      6.50%       06/25/42             5,935
             28     Series 2003-9, Class EB..............      5.00%       02/25/18                28
          4,748     Series 2003-14, Class AQ.............      3.50%       03/25/33             4,933
          6,500     Series 2003-41, Class OA.............      4.00%       05/25/33             6,747
             98     Series 2003-92, Class HP.............      4.50%       09/25/18                98
         10,990     Series 2004-10, Class ZB.............      6.00%       02/25/34            12,941
          3,175     Series 2004-76, Class CL.............      4.00%       10/25/19             3,193
          3,979     Series 2004-92, Class S, IO, 1 Mo.
                       LIBOR x -1 + 6.70% (e)............      5.46%       08/25/34               179
            529     Series 2005-46, Class LW.............      5.00%       06/25/20               532
             51     Series 2005-48, Class MD.............      5.00%       04/25/34                51
          8,381     Series 2005-68, Class BC.............      5.25%       06/25/35             8,647
          2,433     Series 2005-70, Class KJ.............      5.50%       09/25/34             2,464
         20,459     Series 2005-79, Class NF, 1 Mo.
                       LIBOR + 0.41% (e).................      1.65%       09/25/35            20,541
             30     Series 2005-120, Class NF, 1 Mo.
                       LIBOR + 0.10% (e).................      1.34%       01/25/21                29
         82,277     Series 2007-10, Class Z..............      6.00%       02/25/37            92,238
         79,091     Series 2009-86, Class IP, IO.........      5.50%       10/25/39            14,361
            649     Series 2011-38, Class AH.............      2.75%       05/25/20               651
          3,177     Series 2012-35, Class PL.............      2.00%       11/25/41             3,145
          1,123     Series 2013-14, Class QE.............      1.75%       03/25/43             1,073
         53,107     Series 2013-31, Class NT.............      3.00%       04/25/43            53,913
                 Fannie Mae REMIC Trust
         20,035     Series 2007-W8, Class 1A5 (f)........      6.36%       09/25/37            21,117


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Fannie Mae Trust
$         6,371     Series 2004-W8, Class 3A.............      7.50%       06/25/44    $        7,473
                 FHLMC - GNMA
            455     Series 1993-5, Class HA..............      7.50%       02/25/23               494
          1,056     Series 1994-27, Class D..............      7.00%       03/25/24             1,161
                 Freddie Mac REMICS
            836     Series 1988-23, Class F..............      9.60%       04/15/20               862
            688     Series 1989-84, Class F..............      9.20%       10/15/20               723
          3,494     Series 1991-1074, Class I............      6.75%       05/15/21             3,602
          2,282     Series 1991-1078, Class GZ...........      6.50%       05/15/21             2,370
            684     Series 1992-1250, Class J............      7.00%       05/15/22               700
         23,574     Series 1992-1401, Class Q, 1 Mo.
                       LIBOR + 0.60% (e).................      1.83%       10/15/22            23,815
         37,491     Series 1993-1487, Class P, IO, 1 Mo.
                       LIBOR x -1 + 9.50% (e)............      8.27%       03/15/23             5,190
          6,259     Series 1994-1673, Class FB, 10 Yr.
                       U.S. Treasury Yield Curve -
                       0.50% (e).........................      1.69%       02/15/24             6,260
            902     Series 1996-1807, Class G............      9.00%       10/15/20               963
             80     Series 1996-1847, Class LL...........      7.50%       04/15/26                90
         17,192     Series 1998-2033, Class IA, IO.......      7.00%       02/15/28             2,259
             91     Series 1998-2056, Class TD...........      6.50%       05/15/18                92
          4,358     Series 1999-2130, Class KB...........      6.38%       03/15/29             4,886
         62,003     Series 1999-2174, Class PN...........      6.00%       07/15/29            68,414
         10,401     Series 2001-2277, Class B............      7.50%       01/15/31            12,332
          1,733     Series 2002-2542, Class ES...........      5.00%       12/15/17             1,736
            447     Series 2003-2559, Class PB...........      5.50%       08/15/30               456
          1,499     Series 2003-2590, Class NV...........      5.00%       03/15/18             1,506
          1,232     Series 2003-2649, Class KA...........      4.50%       07/15/18             1,240
         46,000     Series 2003-2676, Class LL...........      5.50%       09/15/33            51,224
         23,340     Series 2004-2768, Class PW...........      4.25%       03/15/34            25,304
          9,000     Series 2004-2778, Class MM...........      5.25%       04/15/34             9,926
          1,238     Series 2004-2780, Class JA...........      4.50%       04/15/19             1,255
            665     Series 2005-2922, Class QE...........      5.00%       05/15/34               676
         21,130     Series 2005-2953, Class LZ...........      6.00%       03/15/35            26,305
         31,813     Series 2005-2958, Class QJ...........      4.00%       04/15/20            32,301
         37,849     Series 2006-3114, Class GI, IO, 1 Mo.
                       LIBOR x -1 + 6.60% (e)............      5.37%       02/15/36             7,904
         52,590     Series 2006-3199, Class DS, IO, 1 Mo.
                       LIBOR x -1 + 7.15% (e)............      5.92%       08/15/36             9,882
          3,587     Series 2006-3237, Class CB...........      5.50%       07/15/36             3,775
         20,913     Series 2010-3758, Class M............      4.50%       10/15/38            21,771
          6,547     Series 2010-3775, Class KZ...........      4.00%       08/15/25             6,804
          6,304     Series 2011-3824, Class FA, 1 Mo.
                       LIBOR + 0.15% (e).................      1.38%       03/15/26             6,302
            489     Series 2011-3972, Class NW...........      3.00%       08/15/37               493
          2,883     Series 2012-3994, Class AE...........      1.63%       02/15/22             2,870
          2,398     Series 2012-4097, Class DC...........      1.50%       06/15/41             2,313
         19,895     Series 2013-4178, Class ZN...........      3.50%       03/15/43            18,337
          3,263     Series 2013-4253, Class TD...........      2.00%       07/15/40             3,265
                 Freddie Mac Strips
         23,514     Series 1994-169, Class IO, IO........      8.50%       03/01/23             4,090
                 Government National Mortgage Association
         14,663     Series 1999-30, Class S, IO, 1 Mo.
                       LIBOR x -1 + 8.60% (e)............      7.37%       08/16/29             2,890
         41,530     Series 2002-92, Class PB.............      5.50%       12/20/32            46,067
         10,355     Series 2006-16, Class OP, PO.........       (g)        03/20/36             9,515


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Government National Mortgage Association (Continued)
$        55,000     Series 2007-35, Class NE.............      6.00%       06/16/37    $       64,756
          8,673     Series 2009-29, Class TA.............      4.50%       03/16/39             9,056
            255     Series 2009-81, Class PA.............      5.50%       02/16/38               264
            233     Series 2009-93, Class PB.............      3.00%       12/16/38               233
          7,737     Series 2009-102, Class MA............      4.00%       06/16/39             7,942
          2,270     Series 2010-44, Class NK.............      4.00%       10/20/37             2,278
            138     Series 2010-117, Class MA............      2.50%       09/16/23               138
          3,259     Series 2010-121, Class PQ............      3.00%       02/20/39             3,286
         39,112     Series 2011-136, Class GB............      2.50%       05/20/40            39,256
         33,989     Series 2013-20, Class KI, IO.........      5.00%       01/20/43             6,348
                                                                                       --------------
                                                                                              863,271
                                                                                       --------------
                 PASS-THROUGH SECURITIES -- 3.6%
                 Federal Home Loan Mortgage Corporation
         18,310     Pool A47829..........................      4.00%       08/01/35            19,356
          9,509     Pool C01252..........................      6.50%       11/01/31            10,617
         70,610     Pool G01731..........................      6.50%       12/01/29            79,760
         39,568     Pool G06358..........................      4.00%       04/01/41            42,191
          4,147     Pool O20138..........................      5.00%       11/01/30             4,536
         24,805     Pool U90316..........................      4.00%       10/01/42            26,354
                 Federal National Mortgage Association
          3,969     Pool 745121..........................      5.50%       12/01/18             4,000
          7,332     Pool 888366..........................      7.00%       04/01/37             8,634
         20,519     Pool 890383..........................      4.00%       01/01/42            21,799
         28,711     Pool AA9393..........................      4.50%       07/01/39            31,269
         43,283     Pool AD0659..........................      6.00%       02/01/23            45,935
         23,110     Pool AE0050..........................      5.50%       12/01/22            24,418
         13,020     Pool AH1568..........................      4.50%       12/01/40            14,128
         33,137     Pool AL0791..........................      4.00%       02/01/41            35,335
         31,293     Pool AS9194..........................      4.50%       12/01/44            33,823
         58,238     Pool AU4289..........................      4.00%       09/01/43            61,818
          8,614     Pool MA0561..........................      4.00%       11/01/40             9,115
         42,269     Pool MA1028..........................      4.00%       04/01/42            44,716
                 Government National Mortgage Association
         13,236     Pool 3428............................      5.00%       08/20/33            14,601
         20,408     Pool 3500............................      5.50%       01/20/34            22,833
         10,055     Pool 3711............................      5.50%       05/20/35            11,233
         29,441     Pool 667422..........................      5.00%       10/15/39            32,905
         14,615     Pool 706201..........................      5.50%       04/20/39            16,317
         19,095     Pool 736558..........................      5.00%       02/15/40            21,121
         35,089     Pool 759248..........................      4.00%       02/15/41            37,567
         26,803     Pool MA3525..........................      5.50%       03/20/46            29,970
                                                                                       --------------
                                                                                              704,351
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.............       1,567,622
                 (Cost $1,552,134)                                                     --------------

MORTGAGE-BACKED SECURITIES -- 0.2%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                 Credit Suisse First Boston Mortgage
                    Securities Corp.
          1,061     Series 2004-4, Class 1A3.............      5.75%       08/25/34             1,070
          7,184     Series 2004-6, Class 2A1.............      4.75%       09/25/19             7,232


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 JP Morgan Resecuritization Trust
$         1,727     Series 2009-7, Class 5A1 (h).........      6.00%       02/27/37    $        1,727
                 MASTR Alternative Loan Trust
          3,365     Series 2004-10, Class 2A1............      5.50%       10/25/19             3,441
          1,252     Series 2005-1, Class 5A1.............      5.50%       01/25/20             1,281
                 MASTR Asset Securitization Trust
          7,201     Series 2004-1, Class 5A4.............      5.50%       02/25/34             7,401
                 RAAC Trust
          1,795     Series 2005-SP1, Class 2A1...........      5.25%       09/25/34             1,822
                 Structured Asset Mortgage Investments
                    Trust
          9,832     Series 1999-1, Class 2A (i)..........      8.91%       06/25/29             9,848
                 Structured Asset Securities Corp.
                    Mortgage Pass-Through Certificates
            678     Series 2004-21XS, Class 2A6A.........      5.24%       12/25/34               675
                 WAMU Mortgage Pass-Through Certificates
            185     Series 2002-S8, Class 2A7............      5.25%       01/25/18               185
                 Wells Fargo Alternative Loan Trust
            200     Series 2007-PA5, Class 2A1...........      6.00%       11/25/22               201
                 Wells Fargo Mortgage Backed-Securities
                    Trust
          1,631     Series 2006-17, Class A4.............      5.50%       11/25/21             1,593
                                                                                       --------------
                 TOTAL MORTGAGE-BACKED SECURITIES....................................          36,476
                 (Cost $36,138)                                                        --------------

ASSET-BACKED SECURITIES -- 0.0%

                 AFC Home Equity Loan Trust
            623     Series 1997-4, Class 1A2, 1 Mo.
                    LIBOR + 0.71% (e)....................      1.94%       12/22/27               604
                 Bear Stearns Asset Backed Securities
                    Trust
            871     Series 2005-SD1, Class 1A3, 1 Mo.
                    LIBOR + 0.80% (e)....................      2.04%       08/25/43               874
                                                                                       --------------
                 TOTAL ASSET-BACKED SECURITIES.......................................           1,478
                 (Cost $1,423)                                                         --------------

                 TOTAL INVESTMENTS -- 98.1%..........................................      19,088,570
                 (Cost $18,176,975) (j)
                 NET OTHER ASSETS AND LIABILITIES -- 1.9%............................         364,429
                                                                                       --------------
                 NET ASSETS -- 100.0%................................................  $   19,452,999
                                                                                       ==============


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   Non-income producing security.

(d) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(e)   Floating or variable rate security.

(f) Weighted Average Coupon bond. Interest represents a blended interest rate comprised of multiple components which may have different coupons.

(g)   Zero coupon security.

(h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At September 30, 2017, securities noted as such amounted to $1,727 or 0.01% of net assets.

(i) Collateral Strip Rate security. Interest is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(j) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,037,242 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $125,647. The net unrealized appreciation was $911,595.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    Principal-Only Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                       TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     9/30/2017         PRICES          INPUTS          INPUTS
                                                  ---------------  --------------  --------------  --------------
Exchange-Traded Funds*..........................  $     6,855,904  $    6,855,904  $           --  $           --
Common Stocks*..................................        4,269,334       4,269,334              --              --
Real Estate Investment Trusts*..................        2,330,886       2,330,886              --              --
Master Limited Partnerships*....................        2,103,299       2,103,299              --              --
U.S. Government Bonds and Notes.................        1,923,571              --       1,923,571              --
U.S. Government Agency Mortgage-Backed
    Securities..................................        1,567,622              --       1,567,622              --
Mortgage-Backed Securities......................           36,476              --          36,476              --
Asset-Backed Securities.........................            1,478              --           1,478              --
                                                  ---------------  --------------  --------------  --------------
Total Investments...............................  $    19,088,570  $   15,559,423  $    3,529,147  $           --
                                                  ===============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Exchange-Traded Funds                                35.2%
Common Stocks                                        21.9
Real Estate Investment Trusts                        12.0
Master Limited Partnerships                          10.8
U.S. Government Bonds and Notes                       9.9
U.S. Government Agency Mortgage-Backed
   Securities                                         8.1
Mortgage-Backed Securities                            0.2
Asset-Backed Securities                               0.0+
                                                    ------
Total Investments                                    98.1
Net Other Assets & Liabilities                        1.9
                                                    ------
Net Assets                                          100.0%
                                                    ======

+ Amount is less than 0.1%



                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS - 96.9%

                 CAPITAL MARKETS - 96.9%
          3,493  First Trust BICK Index Fund (a).....................................  $      101,262
          2,631  First Trust Chindia ETF (a).........................................         100,775
          5,502  First Trust Developed Markets ex-US AlphaDEX(R) Fund (a)............         325,003
         18,122  First Trust Dow Jones Internet Index Fund (a) (b)...................       1,854,968
          9,355  First Trust Emerging Markets AlphaDEX(R) Fund (a)...................         256,000
          2,130  First Trust Germany AlphaDEX(R) Fund (a)............................         101,771
         41,195  First Trust Industrials/Producer Durables AlphaDEX(R) Fund (a)......       1,529,158
         31,455  First Trust Large Cap Growth AlphaDEX(R) Fund (a)...................       1,809,921
         30,231  First Trust Mid Cap Core AlphaDEX(R) Fund (a).......................       1,871,903
         55,108  First Trust Nasdaq Bank ETF (a).....................................       1,523,185
         27,298  First Trust NASDAQ-100-Technology Sector Index Fund (a).............       1,860,359
         46,028  First Trust Small Cap Growth AlphaDEX(R) Fund (a)...................       1,896,354
          1,971  First Trust Switzerland AlphaDEX(R) Fund (a)........................         101,250
         54,919  First Trust Utilities AlphaDEX(R) Fund (a)..........................       1,483,911
          8,614  iShares Core U.S. Aggregate Bond ETF ...............................         944,008
         17,612  SPDR Bloomberg Barclays Emerging Markets Local Bond ETF ............         526,247
         12,268  SPDR Bloomberg Barclays Convertible Securities ETF .................         626,527
         14,803  SPDR Bloomberg Barclays High Yield Bond ETF ........................         552,448
         12,178  SPDR Wells Fargo Preferred Stock ETF ...............................         544,357
                                                                                       --------------
                 TOTAL INVESTMENTS - 96.9% ..........................................      18,009,407
                 (Cost $16,222,612) (c)

                 NET OTHER ASSETS AND LIABILITIES - 3.1% ............................         576,205
                                                                                       --------------
                 NET ASSETS - 100.0% ................................................  $   18,585,612
                                                                                       ==============

-----------------------------

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,804,795 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,000. The net unrealized appreciation was $1,786,795.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                       TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     9/30/2017         PRICES          INPUTS          INPUTS
                                                  ---------------  --------------  --------------  --------------
Exchange-Traded Funds*..........................  $    18,009,407  $   18,009,407  $           --  $           --
                                                  ===============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Domestic Equity ETFs                                 74.4%
Fixed-Income ETFs                                    17.2
International Equity ETFs                             5.3
                                                    ------
Total Investments                                    96.9
Net Other Assets & Liabilities                        3.1
                                                    ------
Net Assets                                          100.0%
                                                    ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of three series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio ("First Trust Dorsey Wright"), which commenced investment operations on October 30, 2015.

Each Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of each Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2017 (UNAUDITED)


      Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     12)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2017 (UNAUDITED)


      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2017 (UNAUDITED)


D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. AFFILIATED TRANSACTIONS

First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at September 30, 2017, and for the fiscal year-to-date period (January 1, 2017 to September 30, 2017) are as follows:

                                                                                      CHANGE IN
                                                                                     UNREALIZED
                               SHARES AT    VALUE AT                                APPRECIATION      REALIZED      VALUE AT
SECURITY NAME                  9/30/2017   12/31/2016    PURCHASES      SALES      (DEPRECIATION)   GAIN/(LOSS)    9/30/2017
------------------------------------------------------------------------------------------------------------------------------
First Trust Low Duration
    Opportunities ETF                 --  $     31,308  $   601,622  $   (632,983) $            90  $        (37) $         --
First Trust Preferred
    Securities and Income ETF     67,390     1,229,166      544,869      (507,612)          63,846        22,922     1,353,191
First Trust Senior Loan Fund      51,705     2,886,006      270,060      (642,992)         (13,615)       (7,795)    2,491,664
First Trust Tactical High
    Yield ETF                     23,390     1,251,761      132,279      (259,681)          30,745        (7,591)    1,147,513
                                          ------------  -----------  ------------  ---------------  ------------  ------------
                                          $  5,398,241  $ 1,548,830  $ (2,043,268) $        81,066  $      7,499  $  4,992,368
                                          ============  ===========  ============  ===============  ============  ============

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2017 (UNAUDITED)


Amounts relating to these investments in First Trust Dorsey Wright at September 30, 2017, and for the fiscal year-to-date period (January 1, 2017 to September 30, 2017) are as follows:

                                                                                       CHANGE IN
                                                                                      UNREALIZED
                                SHARES AT    VALUE AT                                APPRECIATION      REALIZED      VALUE AT
SECURITY NAME                   9/30/2017   12/31/2016    PURCHASES      SALES      (DEPRECIATION)   GAIN/(LOSS)    9/30/2017
-------------------------------------------------------------------------------------------------------------------------------
First Trust BICK Index Fund         3,493  $         --  $    94,279  $     (3,585) $        10,115  $        453  $    101,262
First Trust Brazil AlphaDEX(R)
    Fund                               --        47,954       16,359       (63,881)          (2,159)        1,727            --
First Trust Chindia ETF             2,631        45,532       36,447        (3,557)          21,156         1,197       100,775
First Trust Developed Markets
    ex-US AlphaDEX(R) Fund          5,502       121,845      172,485       (11,257)          39,055         2,875       325,003
First Trust Dow Jones
    Internet Index Fund            18,122       915,810      680,438       (63,445)         302,690        19,475     1,854,968
First Trust Emerging Markets
    AlphaDEX(R) Fund                9,355       120,217       90,365        (8,991)          50,991         3,418       256,000
First Trust Energy AlphaDEX(R)
    Fund                               --     1,004,600      185,801    (1,040,911)         (84,446)      (65,044)           --
First Trust Germany AlphaDEX(R)
    Fund                            2,130        49,013       36,418        (3,538)          18,836         1,042       101,771
First Trust Industrials/
    Producer Durables
    AlphaDEX(R) Fund               41,195       857,478      581,383       (51,611)         137,248         4,660     1,529,158
First Trust Large Cap Growth
    AlphaDEX(R) Fund               31,455       976,533      683,355       (62,013)         203,149         8,897     1,809,921
First Trust Latin America
    AlphaDEX(R) Fund                   --        50,247       14,860       (65,510)             316            87            --
First Trust Mid Cap Core
    AlphaDEX(R) Fund               30,231     1,079,192      717,113       (63,208)         127,571        11,235     1,871,903
First Trust Nasdaq Bank ETF        55,108            --    1,470,437       (49,501)         101,766           483     1,523,185
First Trust
    NASDAQ-100-Technology
    Sector Index Fund              27,298       910,017      679,591       (63,478)         318,881        15,348     1,860,359
First Trust Small Cap Growth
    AlphaDEX(R) Fund               46,028     1,009,666      693,727       (62,980)         250,212         5,729     1,896,354
First Trust Switzerland
    AlphaDEX(R) Fund                1,971        50,943       37,688        (3,573)          15,258           934       101,250
First Trust Utilities
    AlphaDEX(R) Fund               54,919       929,322      607,601       (52,951)          (4,137)        4,076     1,483,911
                                           ------------  -----------  ------------  ---------------  ------------  ------------
                                           $  8,168,369  $ 6,798,347  $ (1,673,990) $     1,506,502  $     16,592  $ 14,815,820
                                           ============  ===========  ============  ===============  ============  ============


                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2017 to September 30, 2017), the amount of notional values of futures contracts opened and closed in First Trust Dow Jones were $67,136,789 and $62,355,179, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Variable Insurance Trust
             ------------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2017
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2017
      -----------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2017
      -----------------